As filed with the Securities and Exchange Commission on July 27, 2009

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file numbers: 033-00499 and 811-04417

California Investment Trust

(Exact name of registrant as specified in charter)

44 Montgomery St. Suite 2100, San Francisco, California 94104

(Address of principal executive offices) (Zip code)

Stephen C. Rogers
44 Montgomery St. Suite 2100, San Francisco, California 94104

(Name and address of agent for service)

(415) 398-2727

Registrant's telephone number, including area code

Date of fiscal year end:  August 31

Date of reporting period: May 31, 2009

Item 1.  Schedule of Investments

CALIFORNIA TAX FREE INCOME FUND
PORTFOLIO OF INVESTMENTS, 5/31/2009

SECURITY DESCRIPTION	PAR VALUE	RATE	MATURITY	VALUE

LONG-TERM SECURITIES (93.88%)

BAY AREA TOLL AUTHORITY
San Francisco; Series F	$500,000	5.000%	4/1/2031	$500,540

CALIFORNIA DEPARTMENT OF WATER RESOURCES
Water System Revenue Bonds, Central Valley J-1; Unrefunded	1,695,000	7.000%	12/1/2011	1,924,757
Water System Revenue Bonds, Central Valley J-3; Prerefunded	35,000	7.000%	12/1/2011	40,167
Water System Revenue Bonds, Central Valley J-3; Unrefunded	2,035,000	7.000%	12/1/2011	2,310,844

CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY
Revenue Bonds (Occidental College); Series 2005A	3,165,000	5.000%	10/1/2030	3,152,435

CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY
John Muir Health: Series A	3,000,000	5.000%	8/15/2036	2,684,550
UniHealth America; Certificates of Participation; 1993 Series A	2,160,000	5.500%	10/1/2014	2,443,068

CALIFORNIA, STATE OF
General Obligation Bonds	2,000,000	5.000%	6/1/2033	1,825,400
General Obligation Bonds; 2005	4,000,000	5.000%	5/1/2027	3,862,080
Variable Purpose	2,000,000	5.000%	3/1/2028	1,917,600
Variable Purpose	3,000,000	5.000%	4/1/2038	2,696,400

CAMPBELL UNION HIGH SCHOOL DISTRICT
Refunding Bonds	1,000,000	5.000%	8/1/2030	1,005,480

CONTRA COSTA WATER DISTRICT
Water Revenue Bonds; Series E	1,410,000	6.250%	10/1/2012	1,507,910

CUCAMONGA COUNTY WATER DISTRICT
Water Facilities and Refinancing, 2001	1,080,000	5.000%	9/1/2016	1,095,876

EAST SIDE UNION HIGH SCHOOL DISTRICT
Santa Clara County; Ref-2012 Crossover	2,975,000	5.250%	9/1/2023	3,277,022

ELSINORE VALLEY MUNICIPAL WATER DISTRICT
Certificates of Participation	1,000,000	6.000%	7/1/2012	1,053,730

FOOTHILL-DE ANZA COMMUNITY COLLEGE DISTRICT
Election 1999; Series C	2,000,000	0.000%	8/1/2027	750,660

KERN HIGH SCHOOL DISTRICT
General Obligation Refunding Bonds; 1996 Series A	2,555,000	6.600%	8/1/2016	2,703,011
Series General Obligation Refunding Bonds; 2004 Series A	2,890,000	5.000%	8/1/2026	2,952,886

LA QUINTA REDEVELOPMENT AGENCY
Redevelopment Project Area No.2; Series 1994	1,015,000	7.300%	9/1/2009	1,027,150

LOS ANGELES COMMUNITIES REDEVELOPMENT AGENCY
Bunker Hill Project; Series A	4,000,000	5.000%	12/1/2027	3,882,520

LOS ANGELES CONVENTION & EXHIBIT CENTER AUTHORITY
Lease Revenue Bonds; 1993 Series A	2,500,000	6.000%	8/15/2010	2,648,150

LOS ANGELES, COUNTY OF
Certificates of Participation	1,060,000	5.000%	12/1/2010	1,110,753

LOS ANGELES COUNTY TRANSPORTATION COMMISSION
Sales Tax Revenue Refunding Bonds, 1991; Series B	2,145,000	6.500%	7/1/2010	2,200,641

LOS ANGELES UNIFIED SCHOOL DISTRICT
General Obligation Bonds; 1997 Series A	2,450,000	6.000%	7/1/2014	2,811,865

METROPOLITAN WATER DISTRICT OF SOUTHERN CALIFORNIA
Water System Revenue Bonds, 2005 Series A	2,000,000	5.000%	3/1/2016	2,235,360

M-S-R PUBLIC POWER AGENCY SAN JUAN PROJECT REVENUE
San Juan Project Refunding Revenue Bonds; Series F	1,500,000	6.125%	7/1/2013	1,584,195

NEWPORT BEACH CALIFORNIA
Hoag Memorial Hospital Presbyterian; Series A	3,000,000	4.625%	12/1/2024	2,928,300

NOVATO UNIFIED SCHOOL DISTRICT
General Obligation bonds; Election 2001; Series 2005	2,000,000	5.000%	8/1/2028	2,019,820

OAKLAND REDEVELOPMENT AGENCY
Central District Redevelopment Project; Series 1992	1,660,000	5.500%	2/1/2014	1,691,623

RIVERSIDE COUNTY PALM DESERT FINANCING AUTHORITY
Lease Revenue Bonds; Series A	3,000,000	6.000%	5/1/2022	3,192,360

ROSEVILLE NATURAL GAS FINANCING AUTHORITY
Gas Revenue Bonds; Series 2007	1,000,000	5.000%	2/15/2024	849,900

ROSEVILLE WOODCREEK WEST
Special Tax Refunding; Series 2005	1,000,000	5.000%	9/1/2030	859,220

SACRAMENTO CITY FINANCING AUTHORITY
Capital Improvement: Series A	2,000,000	5.000%	12/1/2036	1,959,000

SADDLEBACK VALLEY UNIFIED SCHOOL DISTRICT PUBLIC FIN AUTH.
Special Tax Revenue Bonds; 1996 Series A	1,575,000	6.000%	9/1/2016	1,829,221

SAN MARINO UNIFIED SCHOOL DISTRICT
General Obligation Bonds; 1998 Series B	1,440,000	5.250%	7/1/2016	1,637,597

SANTA ANA UNIFIED SCHOOL DISTRICT
General Obligation Bonds; Series 2000	2,500,000	5.700%	8/1/2022	2,591,425

SANTA CLARA COUNTY FINANCING AUTHORITY
Lease Revenue Refunding Bonds; 1997 Series A	2,000,000	6.000%	11/15/2012	2,248,360
Lease Revenue Refunding Bonds; 1997 Series A	1,750,000	5.750%	11/15/2013	1,989,698
Multiple Facilities Project	2,065,000	5.000%	11/15/2016	2,315,485

SANTA CLARA REDEVELOPMENT AGENCY
Bayshore North Project, 1992 Tax Allocation Refunding Bonds	1,765,000	7.000%	7/1/2010	1,815,514

SANTA MARGARITA-DANA POINT AUTHORITY
Improvement District; 1994 Series A	1,045,000	7.250%	8/1/2010	1,095,108

SANTA MARIA JOINT UNION HIGH SCHOOL DISTRICT
Election 2004; Capital Appreciation Bonds	2,500,000	0.000%	8/1/2029	726,950

SANTA MONICA - MALIBU UNIFIED SCHOOL DISTRICT
Election 2006; Series A	2,000,000	5.000%	8/1/2032	1,954,240

SONOMA COUNTY JUNIOR COLLEGE DISTRICT
Election 2002; Series B	1,000,000	5.000%	8/1/2027	1,015,310

SONOMA, COUNTY OF
Certificates of Participation; 2002 Series A	1,815,000	5.000%	11/15/2012	1,991,091

SOUTH COAST AIR QUALITY MANAGEMENT DISTRICT
Installment Sale Revenue Bonds; Series 1992	2,400,000	6.000%	8/1/2011	2,536,440

SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY
Multiple Project Revenue Bonds; Series 1989	3,585,000	6.750%	7/1/2013	4,202,552

VAL VERDE UNIFIED SCHOOL DISTRICT
Refunding and School Construction Project; 2005 Series B	635,000	5.000%	1/1/2024	732,346
School Construction Project; Unrefunded; 2005 Series B	1,345,000	5.000%	1/1/2024	1,255,033

WEST VALLEY MISSION COMMUNITY COLLEGE DISTRICT
Election 2004; Series A	2,000,000	5.000%	8/1/2030	1,999,860

WILLIAM S. HART UNION HIGH SCHOOL DISTRICT
Election 2001; Capital Appreciation Bonds, Series B	3,595,000	0.000%	9/1/2029	1,012,208

YUBA CALIFORNIA LEVEE FINANCING AUTHORITY
Levee Financing Project; Series A	1,305,000	5.000%	9/1/2038	1,226,739

Total Long-Term Securities (Cost $102,954,755)				102,880,450

VARIABLE RATE DEMAND NOTES* (8.44%)

CALIFORNIA, STATE OF
Economic Recovery Bonds; Series C-2	1,000,000	0.130%	6/1/2009	1,000,000
Series A-2	5,100,000	0.450%	6/1/2009	5,100,000

IRVINE IMPROVEMENT BOND ACT 1915
Assessment District No. 87-8	200,000	0.220%	6/1/2009	200,000
Assessment District No. 93-14	200,000	0.150%	6/1/2009	200,000

METROPOLITAN WATER DISTRICT OF SOUTHERN CALIFORNIA
Series B-2	145,000	0.150%	6/1/2009	145,000
Series C-2	2,500,000	0.150%	6/1/2009	2,500,000

SACRAMENTO COUNTY SANITATION DISTRICTS FINANCING AUTHORITY
Subordinate Lien Variable Rate Refunding Revenue Bonds, Series 2008A	100,000	0.200%	6/1/2009	100,000

Total Variable Rate Demand Notes (Cost $9,245,000)				9,245,000

Total Investments (Cost $112,199,755) (a) (102.32%)				112,125,450
Other Net Liabilities (-2.32%)				(2,545,353)
Net Assets (100.00%)				$109,580,097

(a) Aggregate cost for federal income tax purposes is $111,931,413. At May 31, 2009, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation				$3,918,356
Unrealized depreciation				(3,724,319)
Net unrealized appreciation (depreciation)				$194,037

* Stated maturity reflects next reset date.

CALIFORNIA INSURED INTERMEDIATE FUND
PORTFOLIO OF INVESTMENTS, 5/31/2009

SECURITY DESCRIPTION	PAR VALUE	RATE	MATURITY	VALUE

LONG-TERM SECURITIES (96.02%)

ANAHEIM PUBLIC FINANCIAL AUTHORITY
Convention Center Project; Series A	$500,000	5.250%	8/1/2013	$536,635

BAY AREA INFRASTRUCTURE FINANCING AUTHORITY
State Payment Acceleration Notes	500,000	5.000%	8/1/2017	491,420

BEVERLY HILLS PUBLIC FINANCIAL AUTHORITY
Lease Revenue Refunding; Series A	500,000	5.250%	6/1/2013	556,375

CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY
University of San Francisco Revenue Bonds; Series 1996	500,000	5.600%	10/1/2010	521,155

CALIFORNIA STATE PUBLIC WORKS BOARD
CA State Prison -- Lassen County; 2001 Series A	400,000	5.250%	6/1/2011	420,928
Lease Revenue Refunding Bonds; 2001 Series A	500,000	5.250%	6/1/2012	539,620
University of California Research Projects; Series L	400,000	5.250%	11/1/2014	451,032

CASTAIC LAKE WATER AGENCY
Water System Improvement Projects; Series 1994A	300,000	7.250%	8/1/2009	303,186
Water System Improvement Projects; Series 2001A	500,000	6.000%	8/1/2012	538,605

CHAFFEY UNION HIGH SCHOOL DISTRICT
General Obligation Bonds; Series C	500,000	5.000%	5/1/2012	543,805

EASTERN MUNICIPAL WATER DISTRICT
Certificates of Participation; Series A	550,000	5.250%	7/1/2012	585,624

FOOTHILL-DE ANZA COMMUNITY COLLEGE DISTRICT
General Obligation Refunding Bonds 2005	500,000	5.500%	8/1/2012	553,030

FRESNO, CITY OF
Water System Revenue Refunding; Series A	500,000	6.000%	6/1/2011	536,270

IMPERIAL IRRIGATION DISTRICT
Certificates of Participation; 1997 Capital Projects	275,000	5.200%	11/1/2009	279,411

LOS ANGELES DEPARTMENT OF WATER AND POWER
Power Project Revenue Bond; 2001 Series A	500,000	5.250%	7/1/2014	530,800

LOS ANGELES UNIFIED SCHOOL DISTRICT
Election of 2004; Series F	500,000	5.000%	7/1/2010	521,545

MONTEREY, COUNTY OF
Certificates of Participation	600,000	5.250%	8/1/2014	655,194

NORTH ORANGE COUNTY COMMUNITY COLLEGE DISTRICT
2005 General Obligation Refunding Bonds	500,000	5.000%	8/1/2014	556,735
General Obligation Bonds; 2002 Series A	500,000	5.000%	8/1/2012	546,030

OAKLAND JOINT POWERS FINANCING AUTHORITY
Convention Centers; Series 2001	500,000	5.500%	10/1/2012	543,345

SAN BERNARDINO, COUNTY OF
Certificates of Participation; Series 2002 A	500,000	5.000%	7/1/2015	518,965

SAN FRANCISCO, CITY AND COUNTY
Clean Water Revenue Bonds; 2003 Refunding Series A	500,000	5.250%	10/1/2015	538,700
Water Revenue Bonds; Series 2001A	700,000	5.000%	11/1/2015	747,768
Water Revenue Refunding Bonds; Series B	500,000	5.000%	11/1/2013	540,625

SANTA CLARA COUNTY FINANCING AUTHORITY
Water Revenue Refunding Bonds; Series B	400,000	5.500%	5/15/2010	417,208

SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY
San Juan Power Project 2002 Refunding; Series A	500,000	5.500%	1/1/2013	557,545

THE REGENTS OF THE UNIVERSITY OF CALIFORNIA
Multiple Purpose Projects; Series O	500,000	5.750%	9/1/2010	529,730

WALNUT, CITY OF
Public Financing Authority Tax Allocation	500,000	5.375%	9/1/2013	521,730

Total Long-Term Securities (Cost $14,165,411)				14,583,016

VARIABLE RATE DEMAND NOTES* (2.63%)

IRVINE IMPROVEMENT BOND ACT 1915
Assessment District No. 97-16	400,000	0.220%	6/1/2009	400,000

Total Variable Rate Demand Notes (Cost $400,000)				400,000

Total Investments (Cost $14,565,411) (a) (98.65%)				14,983,016
Other Net Assets (1.35%)				205,143
Net Assets (100.00%)				$15,188,159

(a) Aggregate cost for federal income tax purposes is $14,565,411. At May 31, 2009 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation				$435,154
Unrealized depreciation				(17,549)
Net unrealized appreciation (depreciation)				$417,605

* Stated maturity reflects next reset date.

CALIFORNIA TAX FREE MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS, 5/31/2009

SECURITY DESCRIPTION	PAR VALUE	RATE	MATURITY	VALUE

TAX AND REVENUE ANTICIPATION NOTES (9.70%)

CALIFORNIA SCHOOL CASH RESERVE PROGRAM AUTHORITY
2007-2008; Series A	3,000,000	3.000%	7/6/2009	3,004,444

LOS ANGELES, CITY OF
Series A	1,550,000	4.000%	9/1/2009	1,559,330

LOS ANGELES, COUNTY OF
Tax and Revenue Anticipation Notes	2,000,000	3.500%	6/30/2009	2,003,009

Total Tax & Revenue Anticipation Notes (Cost $6,566,783)				6,566,783

VARIABLE RATE DEMAND NOTES* (90.06%)

ABAG FINANCIAL AUTHORITY FOR NON-PROFIT CORPS
Revenue Bonds	1,450,000	0.150%	6/4/2009	1,450,000

ANAHEIM UNIFIED SCHOOL DISTRICT
School Facility Bridge Funding	1,680,000	1.500%	6/4/2009	1,680,000

BAY AREA TOLL AUTHORITY
Variable Rate Demand Bonds (2008 Reoffering)	3,400,000	2.250%	6/4/2009	3,400,000

CALIFORNIA DEPARTMENT OF WATER RESOURCES
Power Supply Revenue Bonds; Series B-4	300,000	0.450%	6/1/2009	300,000
Power Supply Revenue Bonds; Series B-5	50,000	0.300%	6/1/2009	50,000
Power Supply Revenue Bonds; Series F-1	600,000	0.100%	6/1/2009	600,000

CALIFORNIA HEALTH FACILITIES FINANCING AUTHORITY
Health Facility - Catholic West	100,000	0.200%	6/3/2009	100,000
Stanford Hospital; Series A-1	2,000,000	1.800%	6/15/2010	2,000,000

CALIFORNIA INFRASTRUCTURE AND ECONOMIC DEVELOPMENT BANK
The RAND Corporation; Series 2008B	1,400,000	0.220%	6/1/2009	1,400,000

CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY
Cathedral High School Project	945,000	0.450%	6/3/2009	945,000
Revenue Refunding Bonds - Series 2007A	2,000,000	0.200%	6/3/2009	2,000,000
Revenue Refunding Bonds - Series 2007B	600,000	0.200%	6/3/2009	600,000

CALIFORNIA, STATE OF
General Obligation Bonds; Series A-2	900,000	0.450%	6/1/2009	900,000
General Obligation Bonds; Series A-3	200,000	0.200%	6/1/2009	200,000
General Obligation Bonds; Series C-1	2,000,000	0.150%	6/4/2009	2,000,000
Kindergarten-University; Series A-5	2,800,000	0.150%	6/1/2009	2,800,000
Kindergarten-University; Series A-7	2,000,000	0.150%	6/4/2009	2,000,000
Kindergarten-University; Series B-3	200,000	0.100%	6/1/2009	200,000
Kindergarten-University; Series B-5	800,000	0.090%	6/4/2009	800,000
Series B; Subseries B-1	800,000	0.150%	6/3/2009	800,000

CARLSBAD UNIFIED SCHOOL DISTRICT
School Facility Bridge Funding	1,700,000	1.500%	6/4/2009	1,700,000

CITY OF SAN JOSE FINANCING AUTHORITY
Hayes Mansion Refunding Project; Series 2008C	2,000,000	0.070%	6/3/2009	2,000,000

IRVINE RANCH WATER DISTRICT
Districts 105, 140, 240 & 250	200,000	0.100%	6/1/2009	200,000
General Obligation; Consolidated Series 1993	100,000	0.200%	6/1/2009	100,000

IRVINE, CITY OF
Limited Obligation Improvement Bonds, Assessment District 94-15	1,000,000	0.220%	6/1/2009	1,000,000
Limited Obligation Improvement Bonds, Assessment District 97-17	315,000	0.220%	6/1/2009	315,000

LOS ANGELES COUNTY HOUSING AUTHORITY
Rowland Heights Preservation; Series A	1,385,000	0.400%	6/3/2009	1,385,000

LOS ANGELES DEPARTMENT OF WATER AND POWER
Series A-4	1,500,000	0.090%	6/4/2009	1,500,000
Series B-2	1,200,000	0.100%	6/1/2009	1,200,000

LOS ANGELES UNIFIED SCHOOL DISTRICT
Belmont Learning Complex; Series A	1,130,000	0.130%	6/3/2009	1,130,000

METROPOLITAN WATER DISTRICT OF SOUTHERN CALIFORNIA
Series B-1	260,000	0.700%	6/1/2009	260,000
Series B-3	200,000	0.100%	6/1/2009	200,000
Series C-1	500,000	0.150%	6/1/2009	500,000
Water Revenue Bonds; 2005 Authorization Series B-1	1,300,000	0.100%	6/4/2009	1,300,000

ORANGE COUNTY HOUSING AUTHORITY
Lantern Pines PJ-CC	1,260,000	0.270%	6/3/2009	1,260,000

PARAMOUNT UNIFIED SCHOOL DISTRICT
School Facility Bridge Funding	1,600,000	1.500%	6/4/2009	1,600,000

SACRAMENTO COUNTY SANITATION DISTRICT FINANCING AUTHORITY
2000 Subordinate Lien Variable Rate Revenue Bonds; Series C	2,400,000	0.150%	6/3/2009	2,400,000
Subordinate Lien Variable Rate Refunding Revenue Bonds; Series 2008	2,000,000	0.200%	6/1/2009	2,000,000

SAN FRANCISCO, CITY AND COUNTY
Series D	3,000,000	1.500%	6/3/2009	3,000,000

SANTA ANA HOUSING AUTHORITY
Harbor Pointe Apartments; 1995 Series A	1,720,000	0.150%	6/4/2009	1,720,000

SANTA CLARA COUNTY FINANCING AUTHORITY
Variable Rate Demand Refunding Lease Revenue Bonds; 2008 Series M	3,000,000	0.150%	6/3/2009	3,000,000

SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY
Transmission Project Revenue Bonds	3,000,000	1.150%	6/3/2009	3,000,000
2008 Subordinate Refunding Series B (Palo Verde Project)	2,200,000	0.650%	6/3/2009	2,200,000

TRACY, CITY OF
Sycamore: 7/03	1,000,000	0.150%	6/4/2009	1,000,000

WEST BASIN MUNICIPAL WATER DISTRICT
Series A-2	800,000	0.650%	6/3/2009	800,000

WILLIAM S. HART UNION HIGH SCHOOL DISTRICT
School Facility Bridge Funding Program	2,000,000	1.450%	6/4/2009	2,000,000

Total Variable Rate Demand Notes (Cost $60,995,000)				60,995,000

Total Investments (Cost $67,561,783) (a) (99.76%)				67,561,783
Other Net Assets (0.24%)				162,250
Net Assets (100.00%)				$67,724,033

(a) Aggregate cost for federal income tax purposes is $67,561,783.

* Stated maturity reflects next reset date.

U.S. GOVERNMENT SECURITIES FUND
PORTFOLIO OF INVESTMENTS, 5/31/2009

SECURITY DESCRIPTION	PAR VALUE	RATE	MATURITY	VALUE

Government National Mortgage Association (36.08%)
	$62,930	6.000%	4/15/2014	$66,496
	99,541	6.000%	4/15/2014	105,183
	79,396	6.000%	4/15/2016	83,946
	109,247	6.500%	4/15/2016	115,452
	95,602	6.000%	5/15/2016	101,080
	8,642	10.000%	9/15/2018	9,477
	25,928	9.000%	10/15/2018	28,076
	1,114,684	5.000%	7/15/2020	1,168,995
	308,739	5.500%	1/15/2025	325,110
	489,664	6.000%	1/15/2026	515,571
	2,822,047	5.500%	4/15/2036	2,931,667
	2,881,529	5.000%	3/15/2038	2,971,306
	2,261,005	6.000%	6/15/2038	2,364,658
Total Government National Mortgage Association (Cost $10,325,573)				10,787,017

United States Treasury Bonds (12.69%)
	3,000,000	7.250%	5/15/2016	3,794,064
Total United States Treasury Bonds (Cost $3,462,924)				3,794,064

United States Treasury Notes (50.55%)
	1,200,000	2.750%	2/28/2013	1,245,469
	2,100,000	2.750%	10/31/2013	2,159,392
	2,300,000	3.750%	11/15/2018	2,353,367
	2,300,000	4.500%	5/15/2038	2,364,690
	8,100,000	3.500%	2/15/2039	6,988,785
Total United States Treasury Notes (Cost $16,538,650)				15,111,703

Total Investments (Cost $30,327,147) (a) (99.32%)				29,692,784
Other Net Assets (0.68%)				203,654
Net Assets (100.00%)				$29,896,438

(a) Aggregate cost for federal income tax purposes is $30,343,003. At May 31, 2009, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation				$838,482
Unrealized depreciation				(1,488,701)
Net unrealized appreciation (depreciation)				$(650,219)

SHORT-TERM U.S. GOVERNMENT BOND FUND
PORTFOLIO OF INVESTMENTS, 5/31/2009

SECURITY DESCRIPTION	PAR VALUE	RATE	MATURITY	VALUE

Government National Mortgage Association (3.34%)
	$193,630	4.125%	6/20/2034	$197,982
	313,535	3.750%	11/20/2034	316,379
Total Government National Mortgage Association (Cost $510,719)				514,361

United States Treasury Notes (95.61%)
	100,000	4.000%	4/15/2010	103,117
	500,000	2.125%	4/30/2010	507,813
	300,000	3.875%	5/15/2010	309,703
	1,200,000	4.500%	5/15/2010	1,245,798
	700,000	3.875%	7/15/2010	726,387
	300,000	4.250%	10/15/2010	315,071
	300,000	4.375%	12/15/2010	316,875
	800,000	4.250%	1/15/2011	845,938
	1,000,000	0.875%	1/31/2011	1,002,223
	400,000	5.000%	2/15/2011	428,875
	500,000	4.875%	4/30/2011	537,950
	700,000	4.875%	5/31/2011	755,126
	400,000	5.125%	6/30/2011	434,594
	400,000	5.000%	8/15/2011	435,469
	700,000	4.625%	8/31/2011	756,219
	500,000	4.500%	9/30/2011	539,493
	200,000	4.625%	10/31/2011	216,813
	700,000	1.750%	11/15/2011	710,719
	200,000	4.500%	11/30/2011	216,625
	1,800,000	1.125%	12/15/2011	1,798,877
	1,100,000	1.125%	1/15/2012	1,097,766
	400,000	1.375%	2/15/2012	401,782
	300,000	1.375%	3/15/2012	301,031
	400,000	1.375%	4/15/2012	400,656
	300,000	1.375%	5/15/2012	299,929
Total United States Treasury Notes (Cost $14,470,359)				14,704,849

Total Investments (Cost $14,981,078) (a) (98.95%)				15,219,210
Other Net Assets (1.05%)				161,611
Net Assets (100.00%)				$15,380,821

(a) Aggregate cost for federal income tax purposes is $14,981,078. At May 31, 2009, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation				$244,693
Unrealized depreciation				(6,561)
Net unrealized appreciation (depreciation)				$238,132

THE UNITED STATES TREASURY TRUST
PORTFOLIO OF INVESTMENTS, 5/31/2009

SECURITY DESCRIPTION	PAR VALUE	RATE		MATURITY	VALUE

Commercial Paper (13.04%)
	$4,000,000			7/9/2009	$3,999,071
Total Commercial Paper (Cost $3,999,071)					3,999,071

United States Treasury Bills (87.33%)
	4,200,000	0.099	%^	6/4/2009	4,199,911
	4,600,000	0.110	%^	6/11/2009	4,599,732
	5,000,000	0.081	%^	7/2/2009	4,998,958
	3,800,000	0.091	%^	7/9/2009	3,799,503
	4,300,000	0.132	%^	8/6/2009	4,298,713
	4,900,000	0.178	%^	10/1/2009	4,897,011
Total United States Treasury Bills (Cost $26,793,828)					26,793,828

Total Investments (Cost $30,792,899) (a) (100.37%)					30,792,899
Other Net Liabilities (-0.37%)					(114,410)
Net Assets (100.00%)					$30,678,489

(a) Aggregate cost for federal income tax purposes is $30,792,899.

^ Zero coupon bond. Interest rate presented is yield to maturity.

S&P 500 INDEX FUND
PORTFOLIO OF INVESTMENTS, 5/31/2009
Common Stock (97.50%)

Basic Materials (3.17%)	Shares	Value
Air Products & Chemicals Inc	1,787	$115,762
Alcoa Inc	7,434	68,541
Allegheny Technologies Inc	854	30,240
Ashland Inc	535	14,338
Dow Chemical Co/The	7,985	141,175
Eastman Chemical Co	710	29,422
Ecolab Inc	1,453	54,270
EI Du Pont de Nemours & Co	7,723	219,874
Freeport-McMoRan Copper & Gold Inc	3,207	174,557
International Flavors & Fragrances Inc	683	21,788
International Paper Co	3,595	51,660
MeadWestvaco Corp	1,512	24,147
Monsanto Co	4,620	379,533
Newmont Mining Corp	3,766	184,044
Nucor Corp	2,404	105,560
Plum Creek Timber Co Inc	1,537	53,257
PPG Industries Inc	1,387	61,680
Praxair Inc	2,667	195,224
Sherwin-Williams Co/The	934	49,315
Sigma-Aldrich Corp	1,154	55,923
Titanium Metals Corp	700	6,482
United States Steel Corp	991	33,773
Vulcan Materials Co	768	34,015
Weyerhaeuser Co	1,867	62,694
Total Basic Materials		2,167,274

Communications (11.14%)
Akamai Technologies Inc*	1,400	31,164
Amazon.com Inc*	2,600	202,774
American Tower Corp*	3,400	108,358
AT&T Inc	45,633	1,131,242
CBS Corp	5,761	42,516
CenturyTel Inc	1,054	32,516
Ciena Corp*	821	9,031
Cisco Systems Inc*	51,369	950,327
Comcast Corp	26,012	358,185
Corning Inc	13,253	194,819
DIRECTV Group Inc/The*	6,400	144,000
eBay Inc*	9,603	169,205
Embarq Corp	1,281	53,828
Expedia Inc*	1,700	29,427
Frontier Communications Corp	3,037	22,109
Gannett Co Inc	2,073	9,888
Google Inc*	1,900	792,737
Interpublic Group of Cos Inc*	4,290	22,480
JDS Uniphase Corp*	1,800	9,702
Juniper Networks Inc*	4,300	106,339
McGraw-Hill Cos Inc/The	2,816	84,733
Meredith Corp	327	8,816
Motorola Inc	19,535	118,382
New York Times Co/The	1,459	9,629
News Corp	19,461	190,329
Omnicom Group Inc	2,762	84,241
QUALCOMM Inc	14,110	615,055
Qwest Communications International Inc	13,871	60,478
Scripps Networks Interactive Inc	800	22,192
Sprint Nextel Corp*	23,944	123,312
Symantec Corp*	7,568	117,985
Tellabs Inc*	3,680	20,424
Time Warner Cable Inc	2,562	78,884
Time Warner Inc	10,207	239,048
VeriSign Inc*	2,100	49,161
Verizon Communications Inc	21,443	627,422
Viacom Inc*	5,761	127,721
Walt Disney Co/The	16,306	394,931
Windstream Corp	4,013	33,749
Yahoo! Inc*	11,316	179,245
Total Communications		7,606,384

Consumer, Cyclical (8.71%)
Abercrombie & Fitch Co	700	21,077
AutoNation Inc*	1,202	19,088
AutoZone Inc*	360	54,774
Bed Bath & Beyond Inc*	2,427	68,223
Best Buy Co Inc	2,966	104,107
Big Lots Inc*	835	19,213
Carnival Corp	3,638	92,551
Centex Corp	1,020	8,599
Cintas Corp	1,157	26,947
Coach Inc	3,180	83,539
Costco Wholesale Corp	3,733	181,125
CVS Caremark Corp	12,432	370,474
Darden Restaurants Inc	1,181	42,717
Dillard's Inc	552	5,216
DR Horton Inc	2,596	23,909
Family Dollar Stores Inc	1,287	38,957
Ford Motor Co*	17,383	99,952
GameStop Corp*	1,500	37,425
Gap Inc/The	4,141	73,917
General Motors Corp	4,903	3,677
Genuine Parts Co	1,439	48,178
Goodyear Tire & Rubber Co/The*	1,764	20,198
Harley-Davidson Inc	2,164	36,723
Harman International Industries Inc	500	9,320
Hasbro Inc	1,349	34,278
Home Depot Inc	14,210	329,104
International Game Technology	2,867	49,771
JC Penney Co Inc	1,836	47,901
Johnson Controls Inc	5,136	102,360
Jones Apparel Group Inc	820	7,462
KB Home	776	11,640
Kohl's Corp*	2,678	113,735
Lennar Corp	1,300	12,363
Liz Claiborne Inc	876	3,942
Lowe's Cos Inc	12,462	236,903
Ltd Brands Inc	2,733	34,190
Macy's Inc	3,640	42,515
Marriott International Inc	2,718	63,492
Mattel Inc	3,213	50,155
McDonald's Corp	10,012	590,608
Newell Rubbermaid Inc	2,365	27,221
NIKE Inc	3,280	187,124
Nordstrom Inc	1,658	32,646
Office Depot Inc*	2,343	10,918
PACCAR Inc	3,117	93,042
Polo Ralph Lauren Corp	500	26,910
Pulte Homes Inc	1,810	15,928
RadioShack Corp	1,294	17,391
Sears Holdings Corp*	677	38,487
Southwest Airlines Co	6,485	43,709
Staples Inc	6,039	123,498
Starbucks Corp*	6,248	89,909
Starwood Hotels & Resorts Worldwide Inc	1,746	42,725
Target Corp	7,141	280,641
Tiffany & Co	1,141	32,370
TJX Cos Inc	3,710	109,482
VF Corp	775	44,036
Walgreen Co	8,361	249,074
Wal-Mart Stores Inc	20,270	1,008,230
Wendy's/Arby's Group Inc	2,958	12,424
Whirlpool Corp	642	27,041
WW Grainger Inc	597	47,062
Wyndham Worldwide Corp	1,509	17,791
Yum! Brands Inc	4,336	150,156
Total Consumer, Cyclical		5,948,140

Consumer, Non-Cyclical (23.88%)
Abbott Laboratories	13,018	586,591
Aetna Inc	4,350	116,493
Allergan Inc	2,558	112,885
Altria Group Inc	17,690	302,322
AmerisourceBergen Corp	1,554	57,653
Amgen Inc*	9,125	455,703
Apollo Group Inc*	1,216	71,866
Archer-Daniels-Midland Co	5,377	147,975
Automatic Data Processing Inc	4,474	170,057
Avery Dennison Corp	891	24,556
Avon Products Inc	3,658	97,156
Baxter International Inc	5,431	278,013
Becton Dickinson and Co	2,048	138,609
Biogen Idec Inc*	2,456	127,196
Boston Scientific Corp*	11,263	105,872
Bristol-Myers Squibb Co	16,657	331,807
Brown-Forman Corp	848	37,185
Campbell Soup Co	1,775	49,203
Cardinal Health Inc	3,092	110,539
Celgene Corp*	3,200	135,168
CIGNA Corp	2,346	52,011
Clorox Co	1,128	59,152
Coca-Cola Co/The	16,728	822,348
Coca-Cola Enterprises Inc	2,339	38,968
Colgate-Palmolive Co	4,325	285,234
ConAgra Foods Inc	4,122	76,628
Constellation Brands Inc*	1,669	19,294
Convergys Corp*	1,100	10,175
Coventry Health Care Inc*	1,300	23,465
Covidien Plc	4,158	148,524
CR Bard Inc	884	63,197
Dean Foods Co*	1,100	20,680
Eli Lilly & Co	8,327	287,864
Equifax Inc	1,159	31,548
Estee Lauder Cos Inc/The	1,100	36,388
Express Scripts Inc*	2,164	138,604
Forest Laboratories Inc*	2,726	64,579
Fortune Brands Inc	1,241	43,447
General Mills Inc	2,799	143,253
Genzyme Corp*	2,172	128,452
Gilead Sciences Inc*	7,850	338,335
H&R Block Inc	2,712	39,595
Hershey Co/The	1,533	53,992
HJ Heinz Co	2,647	96,827
Hospira Inc*	1,350	46,575
Humana Inc*	1,388	43,486
Johnson & Johnson	24,415	1,346,731
Kellogg Co	2,222	96,102
Kimberly-Clark Corp	3,593	186,441
King Pharmaceuticals Inc*	2,430	22,988
Kraft Foods Inc	13,325	347,916
Kroger Co/The	5,936	135,341
Laboratory Corp of America Holdings*	1,002	61,082
Life Technologies Corp*	695	26,952
Lorillard Inc	1,400	95,662
McCormick & Co Inc	1,075	32,809
McKesson Corp	2,457	101,106
Medco Health Solutions Inc*	4,482	205,679
Medtronic Inc	9,558	328,317
Merck & Co Inc	18,353	506,176
Millipore Corp*	423	26,602
Molson Coors Brewing Co	1,100	48,455
Monster Worldwide Inc*	1,196	13,969
Moody's Corp	1,875	51,356
Mylan Inc*	2,107	27,833
Patterson Cos Inc*	1,300	26,767
Paychex Inc	2,899	79,346
Pepsi Bottling Group Inc	1,328	43,638
PepsiCo Inc	13,602	707,984
Pfizer Inc	58,352	886,367
Philip Morris International Inc	17,690	754,302
Procter & Gamble Co/The	22,737	1,180,960
Quest Diagnostics Inc	1,280	66,842
Reynolds American Inc	1,470	58,756
Robert Half International Inc	1,510	32,299
RR Donnelley & Sons Co	1,958	26,394
Safeway Inc	3,802	77,029
Sara Lee Corp	6,096	54,803
Schering-Plough Corp	13,595	331,718
St Jude Medical Inc*	2,842	111,037
Stryker Corp	1,954	75,112
SUPERVALU Inc	1,839	30,527
Sysco Corp	5,149	123,370
Tenet Healthcare Corp*	4,695	17,043
Teva Pharmaceutical Industries Ltd ADR	564	26,147
Total System Services Inc	1,406	19,192
Tyson Foods Inc	2,300	30,636
UnitedHealth Group Inc	11,199	297,893
Varian Medical Systems Inc*	1,100	39,336
Watson Pharmaceuticals Inc*	836	25,289
WellPoint Inc*	4,822	224,561
Western Union Co/The	6,540	115,300
Whole Foods Market Inc	1,300	24,531
Wyeth	11,329	508,219
Zimmer Holdings Inc*	1,950	86,951
Total Consumer, Non-Cyclical		16,313,336

Diversified (0.04%)
Leucadia National Corp*	1,400	29,232
Total Diversified		29,232

Energy (13.03%)
Anadarko Petroleum Corp	3,918	187,202
Apache Corp	2,784	234,580
Baker Hughes Inc	2,675	104,486
BJ Services Co	2,548	39,851
Chesapeake Energy Corp	3,500	79,310
Chevron Corp	17,977	1,198,527
ConocoPhillips	13,181	604,217
Consol Energy Inc	1,500	61,740
Devon Energy Corp	3,775	238,731
El Paso Corp	5,972	58,227
ENSCO International Inc	1,200	46,668
EOG Resources Inc	2,086	152,674
Exxon Mobil Corp	40,280	2,793,418
Halliburton Co	7,462	171,104
Hess Corp	2,293	152,691
Marathon Oil Corp	5,982	190,706
Murphy Oil Corp	1,600	94,416
Nabors Industries Ltd*	2,404	42,984
National Oilwell Varco Inc*	2,988	115,397
Noble Corp	2,216	76,164
Noble Energy Inc	1,400	83,272
Occidental Petroleum Corp	7,010	470,441
Peabody Energy Corp	2,200	74,756
Questar Corp	1,500	50,835
Range Resources Corp	1,400	64,204
Rowan Cos Inc	921	18,844
Schlumberger Ltd	10,000	572,300
Smith International Inc	1,700	49,623
Southwestern Energy Co*	2,800	121,716
Spectra Energy Corp	5,340	85,707
Sunoco Inc	1,006	30,613
Tesoro Corp	1,200	20,328
Transocean Ltd*	1,703	135,354
Valero Energy Corp	4,652	104,065
Weatherford International Ltd*	5,600	115,920
Williams Cos Inc/The	5,123	85,964
XTO Energy Inc	4,061	173,689
Total Energy		8,900,724

Financial (11.49%)
Aflac Inc	4,094	145,337
Allstate Corp/The	4,885	125,691
American Capital Ltd	1,600	4,400
American Express Co	9,991	248,276
American International Group Inc	21,596	36,497
Ameriprise Financial Inc	1,978	59,736
AON Corp	2,484	89,424
Apartment Investment & Management Co	1,148	10,849
Assurant Inc	800	18,904
AvalonBay Communities Inc	722	44,389
Banco Santander SA ADR	1,000	10,740
Bank of America Corp	44,533	501,887
Bank of New York Mellon Corp/The	9,567	265,771
BB&T Corp	4,620	103,580
Boston Properties Inc	1,000	48,320
Capital One Financial Corp	3,543	86,591
CB Richard Ellis Group Inc*	1,600	11,680
Charles Schwab Corp/The	7,995	140,712
Chubb Corp	3,356	133,065
Cincinnati Financial Corp	1,551	35,068
CIT Group Inc	1,717	6,576
Citigroup Inc	25,411	94,529
CME Group Inc	400	128,656
Comerica Inc	1,331	28,856
Developers Diversified Realty Corp	1,062	5,214
Discover Financial Services	4,034	38,565
E*Trade Financial Corp*	3,742	5,388
Equity Residential	2,484	60,461
Federal National Mortgage Association	8,249	6,022
Federated Investors Inc	848	21,225
Fifth Third Bancorp	4,472	30,857
First Horizon National Corp*	1,117	13,560
Franklin Resources Inc	1,329	88,844
General Growth Properties Inc	2,100	4,242
Genworth Financial Inc	3,700	21,904
Goldman Sachs Group Inc/The	3,322	480,262
Hartford Financial Services Group Inc	2,634	37,772
Host Hotels & Resorts Inc	4,600	43,148
Hudson City Bancorp Inc	4,300	55,169
Huntington Bancshares Inc	3,125	12,250
IntercontinentalExchange Inc*	600	64,674
Janus Capital Group Inc	1,377	13,963
JPMorgan Chase & Co	28,728	1,060,063
Keycorp	3,287	16,435
Kimco Realty Corp	2,100	24,549
Legg Mason Inc	1,100	21,208
Lehman Brothers Holdings Inc	4,486	211
Lincoln National Corp	2,289	43,377
Loews Corp	3,768	101,924
M&T Bank Corp	659	32,950
Marsh & McLennan Cos Inc	4,530	85,708
Marshall & Ilsley Corp	2,248	14,792
MBIA Inc*	1,215	7,837
MetLife Inc	6,247	196,781
MGIC Investment Corp	844	3,680
Morgan Stanley	8,869	268,908
Northern Trust Corp	1,583	91,260
NYSE Euronext	2,200	66,000
PNC Financial Services Group Inc	3,129	142,526
Principal Financial Group Inc	2,207	48,995
Progressive Corp/The*	6,108	98,522
ProLogis	2,148	18,237
Prudential Financial Inc	3,888	155,170
Public Storage	1,000	66,610
Regions Financial Corp	5,885	24,658
Simon Property Group Inc	1,893	101,219
SLM Corp*	3,509	23,194
State Street Corp	3,254	151,148
SunTrust Banks Inc	2,946	38,799
T Rowe Price Group Inc	2,226	90,309
Torchmark Corp	787	31,606
Travelers Cos Inc/The	5,538	225,175
Unum Group	2,983	51,039
US Bancorp	14,513	278,650
Vornado Realty Trust	1,118	52,166
Wells Fargo & Co	31,339	799,145
XL Capital Ltd	1,549	15,676
Zions Bancorporation	953	13,037
Total Financial		7,844,618

Industrial (10.36%)
3M Co	6,054	345,683
Agilent Technologies Inc*	3,215	58,609
Ball Corp	990	39,402
Bemis Co Inc	906	22,732
Black & Decker Corp	525	16,837
Boeing Co/The	6,596	295,831
Burlington Northern Santa Fe Corp	2,482	179,796
Caterpillar Inc	5,388	191,058
CH Robinson Worldwide Inc	1,500	76,230
Cooper Industries Ltd	1,506	49,427
CSX Corp	3,418	108,556
Cummins Inc	1,788	57,985
Danaher Corp	2,083	125,709
Deere & Co	3,710	161,274
Dover Corp	1,842	57,912
Eastman Kodak Co	2,384	6,222
Eaton Corp	1,240	53,940
Emerson Electric Co	6,662	213,784
Expeditors International of Washington Inc	1,800	59,058
FedEx Corp	2,638	146,224
Fluor Corp	1,548	72,725
General Dynamics Corp	3,402	193,574
General Electric Co	81,469	1,098,202
Goodrich Corp	1,031	50,045
Honeywell International Inc	6,297	208,809
Illinois Tool Works Inc	3,558	114,888
Ingersoll-Rand Plc	2,787	56,381
ITT Corp	1,498	61,688
Jabil Circuit Inc	1,699	13,303
Jacobs Engineering Group Inc*	1,000	42,940
L-3 Communications Holdings Inc	1,034	76,009
Leggett & Platt Inc	1,520	22,314
Lockheed Martin Corp	2,915	243,956
Manitowoc Co Inc/The	1,100	7,172
Masco Corp	3,084	31,950
Molex Inc	1,295	19,788
Norfolk Southern Corp	3,284	122,165
Northrop Grumman Corp	2,931	139,574
Pactiv Corp*	1,193	26,723
Pall Corp	1,025	26,322
Parker Hannifin Corp	1,509	63,770
PerkinElmer Inc	1,021	16,612
Precision Castparts Corp	1,200	99,084
Raytheon Co	3,648	162,883
Republic Services Inc	1,125	25,639
Rockwell Automation Inc	1,270	38,976
Rockwell Collins Inc	1,357	57,564
Ryder System Inc	477	13,442
Sealed Air Corp	1,582	31,656
Snap-On Inc	609	18,970
Stanley Works/The	670	23,919
Terex Corp*	900	12,078
Textron Inc	2,066	23,759
Thermo Fisher Scientific Inc*	3,610	140,465
Tyco Electronics Ltd	4,158	72,224
Tyco International Ltd	4,158	114,802
Union Pacific Corp	4,404	216,985
United Parcel Service Inc	8,844	452,282
United Technologies Corp	8,381	440,924
Waste Management Inc	4,328	119,410
Waters Corp*	883	38,252
Total Industrial		7,078,493

Technology (12.12%)
Adobe Systems Inc*	5,034	141,858
Advanced Micro Devices Inc*	4,487	20,371
Affiliated Computer Services Inc*	805	36,177
Altera Corp	3,100	52,762
Analog Devices Inc	2,580	62,978
Apple Inc*	7,368	1,000,648
Applied Materials Inc	11,609	130,717
Autodesk Inc*	1,888	40,516
BMC Software Inc*	1,733	59,095
Broadcom Corp*	3,953	100,722
CA Inc	3,290	57,411
Citrix Systems Inc*	1,544	48,497
Cognizant Technology Solutions Corp*	2,400	60,456
Computer Sciences Corp*	1,490	63,265
Compuware Corp*	2,795	21,326
Dell Inc*	13,235	153,261
Electronic Arts Inc*	2,629	60,441
EMC Corp*	17,660	207,505
Fidelity National Information Services Inc	1,400	26,964
Fiserv Inc*	1,368	57,948
Hewlett-Packard Co	21,681	744,742
IMS Health Inc	1,733	20,865
Intel Corp	43,689	686,791
International Business Machines Corp	11,415	1,213,186
Intuit Inc*	2,806	76,379
KLA-Tencor Corp	1,659	44,793
Lexmark International Inc*	856	13,987
Linear Technology Corp	1,917	44,877
LSI Corp*	6,000	26,820
Mastercard Inc	600	105,798
MEMC Electronic Materials Inc*	1,900	36,651
Microchip Technology Inc	1,800	38,826
Micron Technology Inc*	6,262	31,686
Microsoft Corp	67,982	1,420,144
National Semiconductor Corp	2,003	27,802
NetApp Inc*	2,959	57,701
Novell Inc*	2,982	12,405
Novellus Systems Inc*	1,106	19,831
Nvidia Corp*	4,572	47,686
Oracle Corp	33,152	649,448
Pitney Bowes Inc	1,820	41,642
QLogic Corp*	1,486	20,284
SanDisk Corp*	2,000	31,320
Sun Microsystems Inc*	7,459	67,131
Teradata Corp*	1,575	34,020
Teradyne Inc*	2,030	14,515
Texas Instruments Inc	12,083	234,410
Unisys Corp*	3,371	4,686
Xerox Corp	7,856	53,421
Xilinx Inc	2,504	51,933
Total Technology		8,276,698

Utilities (3.56%)
AES Corp/The*	5,611	56,054
Allegheny Energy Inc	1,381	34,525
Ameren Corp	1,712	39,821
American Electric Power Co Inc	3,369	88,739
Centerpoint Energy Inc	2,697	27,294
CMS Energy Corp	2,062	23,383
Consolidated Edison Inc	2,227	78,969
Constellation Energy Group Inc	1,472	40,156
Dominion Resources Inc	4,860	154,499
DTE Energy Co	1,568	47,432
Duke Energy Corp	10,582	149,735
Dynegy Inc*	4,200	8,442
Edison International	2,778	81,229
Entergy Corp	1,678	125,112
Exelon Corp	5,694	273,369
FirstEnergy Corp	2,518	95,155
FPL Group Inc	3,378	190,958
Integrys Energy Group Inc	615	16,660
Nicor Inc	460	14,467
NiSource Inc	2,493	26,650
Pepco Holdings Inc	1,700	22,066
PG&E Corp	3,092	113,507
Pinnacle West Capital Corp	969	26,793
PPL Corp	3,232	104,943
Progress Energy Inc	2,285	81,140
Public Service Enterprise Group Inc	4,382	139,654
Sempra Energy	2,196	100,312
Southern Co/The	6,412	182,164
TECO Energy Inc	1,982	22,237
Xcel Energy Inc	3,728	63,934
Total Utilities		2,429,399

Total Common Stock (Cost $67,660,354)		66,594,298

Short-Term Investments (2.20%)

United States Treasury Bills (2.20%)	Par Value
United States Treasury Bill 06/11/2009 (b)	700,000	699,975
United States Treasury Bill 07/30/2009	800,000	799,850
Total United States Treasury Bills		1,499,825

Total Short-Term Investments (Cost $1,499,766)		1,499,825

Total Investments (Cost $69,160,120) (a) (99.70%)		68,094,123
Other Net Assets (0.30%)		206,244
Net Assets (100.00%)		$68,300,367

* Non-Income Producing Security

(a) Aggregate cost for federal income tax purpose is $69,747,929. At May 31, 2009, unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation		$18,522,286
Unrealized depreciation		(20,176,092)
Net unrealized appreciation (depreciation)		$(1,653,806)

(b) At May 31, 2009, certain United States Treasury Bills with a market value of $299,989 were pledged to cover margin requirements for future contracts.

(c) Futures contracts at May 31, 2009: Contracts - $250 times premium / delivery month / commitment

S&P 500 Index		Unrealized Appreciation
7 / Jun 09 / Long		$245,956

S&P MIDCAP INDEX FUND
PORTFOLIO OF INVESTMENTS, 5/31/2009
Common Stock (99.29%)

Basic Materials (5.84%)	Shares	Value
Airgas Inc	12,548	$530,278
Albemarle Corp	14,172	399,934
Ashland Inc	10,300	276,040
Cabot Corp	9,535	152,274
Carpenter Technology Corp	7,200	161,856
Chemtura Corp	35,400	12,040
Cliffs Natural Resources Inc	10,000	272,500
Cytec Industries Inc	7,264	156,031
FMC Corp	11,468	623,286
Louisiana-Pacific Corp*	12,900	55,986
Lubrizol Corp	10,401	464,613
Minerals Technologies Inc	2,779	108,714
Olin Corp	11,942	159,545
Potlatch Corp	5,863	153,493
Rayonier Inc	12,196	487,840
Reliance Steel & Aluminum Co	9,300	353,307
RPM International Inc	18,683	286,224
Sensient Technologies Corp	7,064	161,907
Steel Dynamics Inc	25,064	374,456
Terra Industries Inc	15,800	439,082
Valspar Corp	14,748	336,992
Total Basic Materials		5,966,398

Communications (4.43%)
3Com Corp*	57,300	247,536
ADC Telecommunications Inc*	17,200	121,088
Adtran Inc	8,517	176,983
Avocent Corp*	6,575	92,050
Cincinnati Bell Inc*	36,400	101,556
CommScope Inc*	10,238	268,645
Digital River Inc*	5,400	205,902
F5 Networks Inc*	11,902	378,008
Factset Research Systems Inc	6,500	343,850
Harte-Hanks Inc	5,400	45,522
John Wiley & Sons Inc	6,500	205,465
NetFlix Inc*	6,400	252,288
NeuStar Inc*	11,300	226,565
Plantronics Inc	7,361	131,320
Polycom Inc*	12,723	220,235
priceline.com Inc*	6,300	693,693
RF Micro Devices Inc*	37,000	105,450
Scholastic Corp	4,026	78,910
Telephone & Data Systems Inc	16,493	499,903
Valueclick Inc*	12,200	134,810
Total Communications		4,529,779

Consumer, Cyclical (13.12%)
99 Cents Only Stores*	6,600	61,842
Advance Auto Parts Inc	14,648	623,858
Aeropostale Inc*	9,678	335,052
Airtran Holdings Inc*	16,600	84,162
Alaska Air Group Inc*	5,445	84,779
American Eagle Outfitters Inc	31,959	473,313
AnnTaylor Stores Corp*	8,787	64,321
Barnes & Noble Inc	6,663	164,643
BJ's Wholesale Club Inc*	8,726	307,504
Bob Evans Farms Inc	4,416	113,933
BorgWarner Inc	17,954	579,017
Boyd Gaming Corp*	8,100	81,324
Brinker International Inc	14,612	261,555
Callaway Golf Co	9,526	67,825
Carmax Inc*	31,976	358,451
Cheesecake Factory Inc/The*	9,200	157,412
Chico's FAS Inc*	25,000	244,000
Chipotle Mexican Grill Inc*	1,300	102,973
Coldwater Creek Inc*	6,700	25,460
Collective Brands Inc*	10,016	147,836
Copart Inc*	10,034	307,943
Dick's Sporting Goods Inc*	12,200	217,160
Dollar Tree Inc*	14,045	628,795
DreamWorks Animation SKG Inc*	11,600	323,176
Foot Locker Inc	21,900	243,309
Guess? Inc	9,300	240,126
Hanesbrands Inc*	14,000	236,600
Herman Miller Inc	8,188	116,515
HNI Corp	6,707	116,366
Ingram Micro Inc*	25,500	421,260
International Speedway Corp	4,433	109,894
J Crew Group Inc*	7,300	188,778
JetBlue Airways Corp*	28,400	128,652
Krispy Kreme Doughnuts Inc (Warrant)	553	66
Life Time Fitness Inc*	4,900	90,552
LKQ Corp*	21,700	331,793
Macrovision Solutions Corp*	12,161	274,474
Marvel Entertainment Inc*	7,100	235,578
MDC Holdings Inc	5,200	159,692
Mohawk Industries Inc*	8,687	332,451
MSC Industrial Direct Co	6,600	240,108
NVR Inc*	800	395,920
Oshkosh Corp	10,500	124,635
PetSmart Inc	18,889	384,580
Phillips-Van Heusen Corp	7,300	215,131
Regis Corp	6,509	114,103
Ross Stores Inc	19,424	760,644
Ryland Group Inc	6,000	102,480
Saks Inc*	20,765	79,322
Scientific Games Corp*	9,500	169,385
Tech Data Corp*	7,852	251,421
Thor Industries Inc	5,115	102,863
Timberland Co/The*	6,982	100,401
Toll Brothers Inc*	20,142	374,238
Under Armour Inc*	5,300	130,062
Urban Outfitters Inc*	16,524	337,420
Warnaco Group Inc/The*	6,700	211,720
Wendy's/Arby's Group Inc	66,100	277,620
Total Consumer, Cyclical		13,414,493

Consumer, Non-Cyclical (21.63%)
Affymetrix Inc*	9,900	47,619
Alberto-Culver Co	13,200	306,768
Alliance Data Systems Corp*	10,016	405,648
American Greetings Corp	7,649	52,396
Beckman Coulter Inc	9,687	525,035
Bio-Rad Laboratories Inc*	3,000	223,320
Blyth Inc	850	28,229
Brink's Home Security Holdings Inc*	6,913	199,094
Career Education Corp*	10,400	208,832
Charles River Laboratories International Inc*	9,919	311,754
Church & Dwight Co Inc	10,809	543,368
Community Health Systems Inc*	13,998	369,407
Corinthian Colleges Inc*	12,215	187,867
Corn Products International Inc	11,500	303,715
Corporate Executive Board Co/The	4,800	83,472
Corrections Corp of America*	19,500	299,325
Covance Inc*	9,820	412,636
Deluxe Corp	7,300	103,222
DeVry Inc	9,501	413,959
Edwards Lifesciences Corp*	8,639	551,514
Endo Pharmaceuticals Holdings Inc*	17,500	278,775
Flowers Foods Inc	12,200	258,274
FTI Consulting Inc*	7,900	395,000
Gartner Inc*	9,331	143,231
Gen-Probe Inc*	8,475	361,289
Global Payments Inc	12,400	445,904
Hansen Natural Corp*	11,500	421,820
Health Management Associates Inc*	34,600	201,026
Health Net Inc*	15,659	234,572
Henry Schein Inc*	13,892	632,642
Hewitt Associates Inc*	12,000	348,000
Hill-Rom Holdings Inc	9,117	147,331
Hologic Inc*	39,700	502,999
Idexx Laboratories Inc*	8,700	364,095
ITT Educational Services Inc*	4,892	449,037
Kelly Services Inc	3,900	41,574
Kindred Healthcare Inc*	4,400	57,772
Kinetic Concepts Inc*	8,000	207,440
Korn/Ferry International*	6,830	75,745
Lancaster Colony Corp	3,189	146,917
Lender Processing Services Inc	13,000	377,650
LifePoint Hospitals Inc*	8,193	223,259
Lincare Holdings Inc*	11,556	251,690
Manpower Inc	12,087	513,818
Masimo Corp*	7,400	177,156
Medicis Pharmaceutical Corp	8,100	127,332
MPS Group Inc*	13,786	104,360
Navigant Consulting Inc*	6,700	79,797
NBTY Inc*	7,600	187,644
Omnicare Inc	16,130	435,994
PepsiAmericas Inc	8,793	231,256
Perrigo Co	12,059	323,905
Pharmaceutical Product Development Inc	18,300	366,549
Psychiatric Solutions Inc*	8,700	160,515
Quanta Services Inc*	30,528	696,344
Ralcorp Holdings Inc*	8,700	498,249
Rent-A-Center Inc*	9,843	192,234
ResMed Inc*	11,300	418,891
Rollins Inc	6,276	104,872
Ruddick Corp	6,108	153,677
SAIC Inc*	31,400	548,558
Scotts Miracle-Gro Co/The	6,460	221,578
Sepracor Inc*	15,400	241,010
Service Corp International	10,200	54,570
Smithfield Foods Inc*	17,160	213,299
Sotheby's	9,743	103,276
STERIS Corp	8,496	200,760
Strayer Education Inc	2,200	405,394
Techne Corp	5,754	346,794
Thoratec Corp*	8,700	218,196
Tootsie Roll Industries Inc	4,379	98,528
TravelCenters Fractional Share^	10,000	0
Tupperware Brands Corp	9,657	234,858
United Rentals Inc*	11,043	52,454
United Therapeutics Corp*	3,600	288,540
Universal Corp	3,944	146,046
Universal Health Services Inc	7,452	409,338
Valeant Pharmaceuticals International*	13,317	306,158
VCA Antech Inc*	12,329	299,225
Vertex Pharmaceuticals Inc*	23,286	694,156
WellCare Health Plans Inc*	5,900	111,628
Total Consumer, Non-Cyclical		22,110,181

Energy (7.73%)
Arch Coal Inc	22,120	409,884
Bill Barrett Corp*	5,700	193,971
Cimarex Energy Co	12,900	420,798
Comstock Resources Inc*	7,100	282,793
Encore Acquisition Co*	7,700	273,273
Exterran Holdings Inc*	2,591	51,587
FMC Technologies Inc*	14,820	616,808
Forest Oil Corp*	15,059	286,272
Frontier Oil Corp	14,900	260,303
Helix Energy Solutions Group Inc*	13,200	148,500
Helmerich & Payne Inc	16,328	570,990
Mariner Energy Inc*	13,800	199,548
National Fuel Gas Co	11,902	399,550
Newfield Exploration Co*	20,536	741,760
Oceaneering International Inc*	8,400	431,928
Oneok Inc	16,234	475,656
Patterson-UTI Energy Inc	22,504	322,707
Plains Exploration & Production Co*	16,626	470,183
Pride International Inc*	26,780	648,612
Quicksilver Resources Inc*	15,768	177,390
Superior Energy Services Inc*	11,800	272,108
Unit Corp*	7,300	244,623
Total Energy		7,899,244

Financial (15.61%)
Affiliated Managers Group Inc*	1,600	89,776
AMB Property Corp	4,092	73,042
American Financial Group Inc	11,682	250,228
AmeriCredit Corp*	16,500	209,715
Apollo Investment Corp	20,800	114,608
Arthur J Gallagher & Co	14,700	307,965
Associated Banc-Corp	19,823	286,839
Astoria Financial Corp	11,982	92,381
Bancorpsouth Inc	11,200	249,088
Bank of Hawaii Corp	7,421	277,768
BRE Properties Inc	7,400	184,852
Brown & Brown Inc	17,964	346,166
Camden Property Trust	8,300	249,166
Cathay General Bancorp	7,000	72,520
City National Corp	5,950	217,592
Colonial BancGroup Inc/The	28,600	37,180
Commerce Bancshares Inc	10,255	322,725
Cousins Properties Inc	5,500	49,500
Cullen/Frost Bankers Inc	9,158	448,284
Eaton Vance Corp	17,982	487,312
Equity One Inc	5,700	82,308
Essex Property Trust Inc	4,200	285,978
Everest Re Group Ltd	9,520	659,070
Federal Realty Investment Trust	9,100	479,115
Fidelity National Financial Inc	32,822	457,539
First American Corp	14,383	328,076
First Niagara Financial Group Inc	18,334	232,658
FirstMerit Corp	11,701	203,714
Fulton Financial Corp	27,100	157,451
Hanover Insurance Group Inc/The	7,607	260,996
HCC Insurance Holdings Inc	17,792	439,284
Highwoods Properties Inc	9,859	223,011
Horace Mann Educators Corp	5,500	49,665
Hospitality Properties Trust	13,761	192,241
Jefferies Group Inc*	18,728	405,087
Jones Lang LaSalle Inc	5,700	199,785
Liberty Property Trust	15,228	354,508
Macerich Co/The	11,800	199,184
Mack-Cali Realty Corp	9,477	234,177
Mercury General Corp	5,100	169,014
Nationwide Health Properties Inc	15,400	409,178
New York Community Bancorp Inc	53,291	589,398
Old Republic International Corp	35,795	366,183
Omega Healthcare Investors Inc	12,800	204,416
PacWest Bancorp	3,500	49,455
Protective Life Corp	10,318	127,530
Raymond James Financial Inc	13,910	221,169
Realty Income Corp	16,200	347,814
Regency Centers Corp	2,959	105,429
Reinsurance Group of America Inc	11,200	411,936
SL Green Realty Corp	8,800	201,520
StanCorp Financial Group Inc	7,234	224,399
SVB Financial Group*	4,820	129,899
Synovus Financial Corp	43,500	142,245
TCF Financial Corp	17,828	256,010
UDR Inc	22,606	248,666
Unitrin Inc	7,551	109,641
Valley National Bancorp	21,945	266,412
Waddell & Reed Financial Inc	12,604	307,538
Washington Federal Inc	12,798	167,910
Webster Financial Corp	7,400	55,204
Weingarten Realty Investors	11,987	190,354
Westamerica Bancorporation	4,520	234,407
Wilmington Trust Corp	9,706	139,863
WR Berkley Corp	21,669	470,001
Total Financial		15,956,145

Industrial (17.57%)
Aecom Technology Corp*	10,701	341,469
AGCO Corp*	14,248	410,200
Alexander & Baldwin Inc	5,922	146,570
Alliant Techsystems Inc*	5,072	437,663
AMETEK Inc	16,540	520,183
Aptargroup Inc	10,000	310,100
Arrow Electronics Inc*	17,683	427,752
Avnet Inc*	23,298	536,087
Brink's Co/The	6,913	183,817
Bucyrus International Inc	11,600	332,688
Carlisle Cos Inc	8,616	197,048
Clean Harbors Inc*	3,100	169,012
Commercial Metals Co	16,800	285,096
Con-way Inc	6,652	213,529
Crane Co	7,509	177,062
Donaldson Co Inc	11,928	401,854
Dycom Industries Inc*	6,201	72,490
Energizer Holdings Inc*	8,989	469,765
Federal Signal Corp	7,404	63,526
GATX Corp	7,018	176,713
Gentex Corp	21,170	249,594
Graco Inc	8,849	197,244
Granite Construction Inc	4,696	171,639
Greif Inc	4,800	231,936
Harsco Corp	12,954	376,443
Hubbell Inc	8,223	273,086
IDEX Corp	12,800	298,880
Itron Inc*	4,300	250,862
JB Hunt Transport Services Inc	12,352	379,577
Joy Global Inc	12,000	413,640
Kansas City Southern*	14,100	232,509
KBR Inc	24,800	456,816
Kennametal Inc	11,054	208,700
Lincoln Electric Holdings Inc	6,300	257,040
Martin Marietta Materials Inc	6,376	519,453
Matthews International Corp	4,500	128,475
Mettler-Toledo International Inc*	5,200	370,188
Mine Safety Appliances Co	4,300	100,706
National Instruments Corp	8,425	178,694
Nordson Corp	4,952	190,157
Overseas Shipholding Group Inc	3,884	131,357
Packaging Corp of America	15,825	255,099
Pentair Inc	14,595	365,313
Roper Industries Inc	13,900	597,422
Shaw Group Inc/The*	12,900	350,880
Sonoco Products Co	15,451	376,386
SPX Corp	8,473	388,995
SunPower Corp*	2	51
Teleflex Inc	5,812	260,668
Temple-Inland Inc	15,300	195,534
Terex Corp*	14,700	197,274
Thomas & Betts Corp*	8,639	265,045
Tidewater Inc	7,997	381,217
Timken Co	14,000	236,740
Trimble Navigation Ltd*	13,700	262,766
Trinity Industries Inc	11,986	182,667
URS Corp*	12,900	620,232
Varian Inc*	4,271	148,716
Vishay Intertechnology Inc*	26,400	145,992
Wabtec Corp	7,500	267,600
Waste Connections Inc*	12,400	314,960
Werner Enterprises Inc	6,585	118,464
Woodward Governor Co	8,500	174,505
Worthington Industries Inc	9,693	135,605
YRC Worldwide Inc*	8,100	20,898
Zebra Technologies Corp*	9,584	209,219
Total Industrial		17,961,868

Technology (7.70%)
ACI Worldwide Inc*	5,205	77,607
Acxiom Corp	9,766	104,399
Advent Software Inc*	2,609	80,070
ANSYS Inc*	13,900	415,054
Atmel Corp*	63,892	245,984
Broadridge Financial Solutions Inc	21,900	362,664
Cadence Design Systems Inc*	36,800	207,920
Cerner Corp*	10,500	612,045
Cree Inc*	13,081	398,055
Diebold Inc	9,658	238,746
DST Systems Inc*	6,668	255,384
Fair Isaac Corp	7,398	130,057
Fairchild Semiconductor International Inc*	18,260	128,916
Imation Corp	4,300	41,538
Integrated Device Technology Inc*	24,977	140,621
International Rectifier Corp*	10,300	149,041
Intersil Corp	18,284	223,979
Jack Henry & Associates Inc	13,101	240,665
Lam Research Corp*	19,354	506,881
Mantech International Corp*	3,200	122,720
Mentor Graphics Corp*	12,832	72,116
Metavante Technologies Inc*	13,100	336,015
Palm Inc*	15,400	187,880
Parametric Technology Corp*	17,300	200,334
SEI Investments Co	20,722	319,740
Semtech Corp*	9,412	151,439
Silicon Laboratories Inc*	7,136	239,912
SRA International Inc*	6,300	111,762
Sybase Inc*	12,571	408,935
Synopsys Inc*	22,375	435,865
Western Digital Corp*	26,167	650,250
Wind River Systems Inc*	9,857	77,772
Total Technology		7,874,366

Utilities (5.66%)
AGL Resources Inc	11,946	345,478
Alliant Energy Corp	17,132	406,542
Aqua America Inc	20,921	344,987
Black Hills Corp	5,571	119,219
DPL Inc	17,980	391,245
Energen Corp	8,400	312,648
Great Plains Energy Inc	4,727	71,236
Hawaiian Electric Industries Inc	14,009	241,655
IDACORP Inc	6,734	156,700
MDU Resources Group Inc	28,421	524,652
NSTAR	16,586	498,741
NV Energy Inc	36,319	363,190
OGE Energy Corp	14,400	371,808
PNM Resources Inc	11,882	109,909
Southern Union Co	19,200	333,696
UGI Corp	16,700	402,637
Vectren Corp	12,515	284,716
Westar Energy Inc	16,785	299,611
WGL Holdings Inc	7,205	214,132
Total Utilities		5,792,802

Total Common Stock (Cost $111,954,036)		101,505,276

Short-Term Investments (0.20%)

United States Treasury Bills (0.20%)	Par Value
United States Treasury Bill 07/30/2009 (b)	200,000	199,962
Total United States Treasury Bills		199,962

Total Short-Term Investments (Cost $199,949)		199,962

Total Investments (Cost $112,153,985) (a) (99.49%)		101,705,238
Other Net Assets (0.51%)		522,936
Net Assets (100.00%)		$102,228,174

* Non-Income Producing Security
^ Worthless Security

(a) Aggregate cost for federal income tax purpose is $112,153,985. At May 31, 2009, unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation		$14,193,641
Unrealized depreciation		(24,642,388)
Net unrealized appreciation (depreciation)		$(10,448,747)

(b) At May 31, 2009, certain United States Treasury Bills with a market value of $99,981 were pledged to cover margin requirements for future contracts.

(c) Futures contracts at May 31, 2009: Contracts - $100 times premium / delivery month / commitment

S&P Mini Mid Cap		Unrealized Appreciation
6 / Jun 09 / Long		$12,285

S&P SMALLCAP INDEX FUND
PORTFOLIO OF INVESTMENTS, 5/31/2009
Common Stock (92.55%)

Basic Materials (2.20%)	Shares	Value
AMCOL International Corp	1,466	$31,387
Arch Chemicals Inc	1,494	41,981
Balchem Corp	1,100	26,532
Brush Engineered Materials Inc*	1,269	19,479
Buckeye Technologies Inc*	1,716	8,700
Century Aluminum Co*	2,451	14,731
Deltic Timber Corp	590	19,753
HB Fuller Co	3,124	53,170
Neenah Paper Inc	750	6,068
NewMarket Corp	800	58,056
Olympic Steel Inc	500	9,230
OM Group Inc*	1,855	49,158
Penford Corp	400	2,440
PolyOne Corp*	5,408	16,278
Quaker Chemical Corp	439	6,054
RTI International Metals Inc*	1,366	19,547
Schulman A Inc	1,547	23,097
Schweitzer-Mauduit International Inc	770	17,302
Stepan Co	400	16,752
Wausau Paper Corp	3,194	23,125
Zep Inc	1,342	16,332
Total Basic Materials		479,172

Communications (4.46%)
Adaptec Inc*	7,937	21,589
AH Belo Corp	1,000	1,200
Anixter International Inc*	1,885	77,323
Applied Signal Technology Inc	560	11,721
Arris Group Inc*	8,093	98,087
Black Box Corp	1,103	36,311
Blue Coat Systems Inc*	2,200	31,174
Blue Nile Inc*	800	36,720
Comtech Telecommunications Corp*	1,600	46,624
Cybersource Corp*	4,557	59,241
DealerTrack Holdings Inc*	2,690	38,602
EMS Technologies Inc*	1,000	19,550
EW Scripps Co	1,800	3,510
Fairpoint Communications Inc	5,300	5,353
General Communication Inc*	2,942	19,447
Harmonic Inc*	6,254	36,148
Infospace Inc*	1,900	13,300
inVentiv Health Inc*	1,900	23,940
j2 Global Communications Inc*	2,976	66,365
Knot Inc/The*	1,600	13,088
Netgear Inc*	1,900	26,657
Network Equipment Technologies Inc*	1,066	4,051
Novatel Wireless Inc*	1,500	17,520
NutriSystem Inc	1,800	24,660
PC-Tel Inc*	942	5,238
Perficient Inc*	1,900	12,084
Stamps.com Inc*	1,100	9,768
Symmetricom Inc*	2,100	10,794
Tekelec*	4,296	70,154
Tollgrade Communications Inc*	630	3,541
United Online Inc	5,300	33,920
Viasat Inc*	1,752	43,940
Websense Inc*	2,754	49,985
Total Communications		971,605

Consumer, Cyclical (16.51%)
Arctic Cat Inc	1,013	4,062
ATC Technology Corp*	1,300	18,954
Audiovox Corp*	1,050	6,111
Big 5 Sporting Goods Corp	1,300	14,105
Brightpoint Inc*	2,880	17,050
Brown Shoe Co Inc	2,695	21,910
Brunswick Corp	5,200	24,024
Buckle Inc/The	1,350	48,303
Buffalo Wild Wings Inc*	1,200	42,600
Cabela's Inc*	2,300	30,567
California Pizza Kitchen Inc*	1,500	20,925
Carter's Inc*	3,700	87,505
Casey's General Stores Inc	3,365	84,899
Cash America International Inc	1,744	40,147
Cato Corp/The	1,862	35,825
CEC Entertainment Inc*	1,417	45,528
Charlotte Russe Holding Inc*	1,500	15,225
Childrens Place Retail Stores Inc/The*	1,478	53,075
Christopher & Banks Corp	1,875	9,713
CKE Restaurants Inc	3,700	30,414
Cracker Barrel Old Country Store Inc	1,300	40,846
CROCS Inc*	4,800	13,968
Deckers Outdoor Corp*	800	46,368
DineEquity Inc	898	24,902
Dress Barn Inc*	2,616	41,411
Ethan Allen Interiors Inc	1,913	23,453
Finish Line Inc/The	2,948	20,371
First Cash Financial Services Inc*	1,500	22,665
Fossil Inc*	3,020	67,588
Fred's Inc	2,610	33,486
G&K Services Inc	1,371	29,394
Genesco Inc*	1,318	33,991
Group 1 Automotive Inc	1,453	31,109
Gymboree Corp*	1,869	68,873
Haverty Furniture Cos Inc	1,157	12,172
Hibbett Sports Inc*	1,704	30,723
HOT Topic Inc*	2,397	17,282
HSN Inc*	2,300	25,990
Iconix Brand Group Inc*	3,300	53,427
Insight Enterprises Inc*	2,982	22,514
Interface Inc	3,181	20,168
Interval Leisure Group Inc*	2,300	22,011
Jack in the Box Inc*	3,444	90,577
Jakks Pacific Inc*	1,604	20,451
Jo-Ann Stores Inc*	1,470	31,767
JOS A Bank Clothiers Inc*	1,150	43,528
K-Swiss Inc	1,713	14,989
Landry's Restaurants Inc*	826	8,318
La-Z-Boy Inc	2,673	4,999
Lithia Motors Inc	1,000	5,510
Liz Claiborne Inc	6,200	27,900
LKQ Corp*	8,900	136,081
M/I Homes Inc*	700	8,092
Maidenform Brands Inc*	1,100	14,212
Marcus Corp	1,435	15,685
MarineMax Inc*	800	2,368
Men's Wearhouse Inc/The	3,043	52,005
Meritage Homes Corp*	2,050	42,784
Mobile Mini Inc*	2,228	28,095
Monaco Coach Corp*	1,505	38
Monarch Casino & Resort Inc*	600	4,878
Multimedia Games Inc*	1,431	5,123
MWI Veterinary Supply Inc*	800	23,384
National Presto Industries Inc	327	26,644
Nautilus Inc*	1,674	2,327
O'Charleys Inc	1,466	11,831
OfficeMax Inc	4,500	37,125
Owens & Minor Inc	2,715	95,188
Oxford Industries Inc	832	7,713
Panera Bread Co*	1,947	103,658
Papa John's International Inc*	1,264	34,254
PEP Boys-Manny Moe & Jack	3,075	21,679
Perry Ellis International Inc*	700	5,719
PetMed Express Inc*	1,300	19,006
PF Chang's China Bistro Inc*	1,512	48,293
Pinnacle Entertainment Inc*	3,726	39,682
Polaris Industries Inc	2,204	70,021
Pool Corp	3,136	54,660
Quiksilver Inc*	6,824	20,813
RC2 Corp*	1,100	13,233
Red Robin Gourmet Burgers Inc*	800	13,840
Ruby Tuesday Inc*	3,100	19,158
Ruth's Hospitality Group Inc*	1,000	3,860
Scansource Inc*	1,686	41,712
School Specialty Inc*	1,075	20,447
Shuffle Master Inc*	3,655	16,045
Skechers U.S.A. Inc*	1,900	18,050
Skyline Corp	400	7,948
Skywest Inc	3,479	35,660
Sonic Automotive Inc	1,573	14,959
Sonic Corp*	3,769	35,542
Spartan Motors Inc	1,900	17,936
Stage Stores Inc	2,706	32,824
Standard Motor Products Inc	916	4,827
Standard Pacific Corp*	7,590	18,520
Steak N Shake Co/The*	1,277	11,072
Stein Mart Inc*	1,360	9,425
Superior Industries International Inc	1,200	14,496
Texas Roadhouse Inc*	3,100	36,053
Toro Co	2,194	67,575
Tractor Supply Co*	2,161	82,939
True Religion Apparel Inc*	900	20,754
Tuesday Morning Corp*	1,500	5,265
Tween Brands Inc*	1,767	9,312
Unifirst Corp	800	27,320
United Stationers Inc*	1,437	51,459
Universal Electronics Inc*	800	15,696
Volcom Inc*	800	10,936
Wabash National Corp	1,723	2,154
Watsco Inc	1,866	91,863
Winnebago Industries	1,700	12,954
WMS Industries Inc*	3,267	115,880
Wolverine World Wide Inc	3,060	60,619
World Fuel Services Corp	1,900	80,636
Zale Corp*	2,067	8,061
Zumiez Inc*	1,300	11,596
Total Consumer, Cyclical		3,593,677

Consumer, Non-Cyclical (17.16%)
Aaron's Inc	3,547	115,526
Abaxis Inc*	1,300	22,737
ABM Industries Inc	2,908	47,051
Administaff Inc	1,536	33,024
Air Methods Corp*	600	15,834
Alliance One International Inc*	4,676	22,258
Amedisys Inc*	1,756	53,418
American Medical Systems Holdings Inc*	4,820	73,119
AMERIGROUP Corp*	3,438	99,221
AMN Healthcare Services Inc*	1,700	12,240
Amsurg Corp*	2,051	38,313
Andersons Inc/The	1,000	25,100
Arbitron Inc	1,587	31,597
Arqule Inc*	1,302	6,471
Arthrocare Corp*	1,479	14,420
Bankrate Inc*	800	24,088
Boston Beer Co Inc*	500	14,260
Bowne & Co Inc	1,846	9,913
Cal-Maine Foods Inc	800	19,552
Cambrex Corp*	1,239	4,460
Capella Education Co*	900	46,971
Catalyst Health Solutions Inc*	2,500	53,475
CDI Corp	607	6,817
Centene Corp*	2,878	52,322
Central Garden and Pet Co*	3,900	38,415
Chattem Inc*	1,200	71,676
Chemed Corp	1,544	59,089
Coinstar Inc*	1,600	47,392
Conmed Corp*	1,925	30,319
Consolidated Graphics Inc*	696	11,296
Cooper Cos Inc/The	2,776	73,592
Corvel Corp*	500	10,720
Cross Country Healthcare Inc*	1,840	14,278
CryoLife Inc*	1,813	8,503
Cubist Pharmaceuticals Inc*	3,700	63,122
Cyberonics Inc*	1,199	17,374
Diamond Foods Inc	1,100	32,439
Enzo Biochem Inc*	1,519	6,365
Gentiva Health Services Inc*	1,927	30,697
Geo Group Inc/The*	3,400	55,318
Gevity HR Inc	1,500	5,985
Great Atlantic & Pacific Tea Co*	1,319	5,223
Green Mountain Coffee Roasters Inc*	1,000	83,470
Haemonetics Corp*	1,591	84,689
Hain Celestial Group Inc/The*	2,470	42,410
Healthcare Services Group Inc	2,550	44,574
Healthspring Inc*	3,000	29,130
Healthways Inc*	1,971	23,593
Heartland Payment Systems Inc	1,600	12,240
Heidrick & Struggles International Inc	972	17,836
Hillenbrand Inc	4,100	70,356
HMS Holdings Corp*	1,600	56,240
ICU Medical Inc*	855	30,917
Immucor Inc*	4,640	69,832
Integra LifeSciences Holdings Corp*	1,265	32,839
Invacare Corp	2,104	35,726
J&J Snack Foods Corp	834	31,292
Kendle International Inc*	700	7,280
Kensey Nash Corp*	574	14,373
Lance Inc	1,952	41,636
Landauer Inc	600	34,578
LCA-Vision Inc*	1,173	7,284
LHC Group Inc*	1,000	23,070
Live Nation Inc*	4,000	22,880
Magellan Health Services Inc*	2,700	80,622
Mannatech Inc	900	2,763
Martek Biosciences Corp	2,200	46,618
MAXIMUS Inc	1,113	44,409
Medcath Corp*	800	8,528
Mednax Inc*	3,014	122,067
Meridian Bioscience Inc	2,600	49,686
Merit Medical Systems Inc*	1,795	24,574
Midas Inc*	700	7,000
Molina Healthcare Inc*	800	19,152
Nash Finch Co	881	25,822
Natus Medical Inc*	1,600	16,352
Noven Pharmaceuticals Inc*	1,200	13,320
Odyssey HealthCare Inc*	1,878	18,442
On Assignment Inc*	2,167	7,736
Osteotech Inc*	821	3,440
Palomar Medical Technologies Inc*	1,000	10,170
Par Pharmaceutical Cos Inc*	2,000	26,700
Parexel International Corp*	3,378	34,793
Peet's Coffee & Tea Inc*	600	15,654
PharMerica Corp*	1,800	31,572
Pre-Paid Legal Services Inc*	540	22,874
PSS World Medical Inc*	4,200	67,494
Regeneron Pharmaceuticals Inc*	4,056	62,097
RehabCare Group Inc*	1,146	25,006
Res-Care Inc*	1,700	24,055
Rewards Network Inc*	1,161	4,760
Russ Berrie & Co Inc*	958	3,027
Salix Pharmaceuticals Ltd*	2,700	24,516
Sanderson Farms Inc	1,018	44,395
Savient Pharmaceuticals Inc*	2,760	17,526
Spartan Stores Inc	1,300	16,133
Spherion Corp*	3,098	10,657
Standard Register Co/The	613	2,041
StarTek Inc*	740	4,018
SurModics Inc*	809	15,994
Symmetry Medical Inc*	2,200	16,918
Theragenics Corp*	1,389	1,556
Ticketmaster Entertainment Inc*	2,300	17,894
TreeHouse Foods Inc*	2,100	56,133
TrueBlue Inc*	2,823	24,024
United Natural Foods Inc*	2,800	63,644
Universal Technical Institute Inc*	1,300	18,083
Viad Corp	1,409	20,628
Viropharma Inc*	5,100	35,445
Volt Information Sciences Inc*	646	4,302
Watson Wyatt Worldwide Inc	2,852	108,205
WD-40 Co	1,126	29,253
West Pharmaceutical Services Inc	2,100	67,872
Wright Express Corp*	2,300	57,201
Zoll Medical Corp*	1,200	20,148
Total Consumer, Non-Cyclical		3,735,554

Energy (4.33%)
Atwood Oceanics Inc*	3,644	96,420
Basic Energy Services Inc*	1,300	13,156
CARBO Ceramics Inc	1,224	46,292
Dril-Quip Inc*	2,000	82,640
Gulf Island Fabrication Inc	900	14,310
Headwaters Inc*	2,223	8,825
Holly Corp	2,700	65,313
Hornbeck Offshore Services Inc*	1,300	36,062
ION Geophysical Corp*	4,753	13,451
Lufkin Industries Inc	900	40,842
Matrix Service Co*	1,500	16,980
NATCO Group Inc*	1,200	33,960
Oil States International Inc*	3,300	86,229
Penn Virginia Corp	2,700	51,624
Petroleum Development Corp*	815	14,760
Petroquest Energy Inc*	2,500	13,850
Pioneer Drilling Co*	2,900	18,154
SEACOR Holdings Inc*	1,351	103,230
St Mary Land & Exploration Co	4,128	89,412
Stone Energy Corp*	2,267	19,156
Superior Well Services Inc*	600	6,024
Swift Energy Co*	2,022	33,221
Tetra Technologies Inc*	4,434	38,576
Total Energy		942,487

Financial (14.93%)
Acadia Realty Trust	2,180	29,256
Bank Mutual Corp	3,500	31,745
BioMed Realty Trust Inc	5,200	51,116
Boston Private Financial Holdings Inc	4,201	20,921
Brookline Bancorp Inc	3,628	35,700
Cascade Bancorp	1,500	2,895
Cedar Shopping Centers Inc	2,600	13,416
Central Pacific Financial Corp	1,900	11,362
Colonial Properties Trust	2,886	22,453
Columbia Banking System Inc	1,100	11,957
Community Bank System Inc	2,100	32,550
Delphi Financial Group Inc	2,421	46,096
DiamondRock Hospitality Co	5,600	36,400
Dime Community Bancshares	1,914	17,054
East West Bancorp Inc	4,206	33,942
EastGroup Properties Inc	1,500	51,165
Entertainment Properties Trust	2,184	44,379
Extra Space Storage Inc	5,400	40,554
Financial Federal Corp	1,588	39,367
First Bancorp	5,128	25,076
First Commonwealth Financial Corp	4,800	35,520
First Financial Bancorp	1,700	14,501
First Financial Bankshares Inc	1,400	68,362
First Midwest Bancorp Inc	3,089	26,874
FirstFed Financial Corp*	1,070	492
Flagstar Bancorp Inc*	1,822	1,731
Forestar Group Inc*	2,000	24,320
Frontier Financial Corp	2,400	3,576
Glacier Bancorp Inc	3,950	65,452
Greenhill & Co Inc	1,100	80,850
Guaranty Financial Group Inc*	7,200	2,304
Hancock Holding Co	1,500	52,395
Hanmi Financial Corp*	2,300	3,312
Home Bancshares Inc	900	17,955
Home Properties Inc	2,100	69,930
Independent Bank Corp	1,154	1,881
Infinity Property & Casualty Corp	1,100	40,491
Inland Real Estate Corp	3,700	25,826
Investment Technology Group Inc*	2,751	57,221
Irwin Financial Corp*	950	1,007
Kilroy Realty Corp	2,057	43,794
Kite Realty Group Trust	1,800	5,832
LaBranche & Co Inc*	3,500	15,085
LandAmerica Financial Group Inc	971	49
LaSalle Hotel Properties	2,400	32,832
Lexington Realty Trust	3,849	16,166
LTC Properties Inc	1,500	31,215
M&T Bank Corp	340	17,000
Medical Properties Trust Inc	4,000	25,200
Mid-America Apartment Communities Inc	1,800	65,322
Nara Bancorp Inc	1,163	5,164
National Financial Partners Corp	2,400	14,520
National Penn Bancshares Inc	5,200	31,512
National Retail Properties Inc	5,152	88,151
Navigators Group Inc*	800	34,992
Old National Bancorp	4,300	51,557
optionsXpress Holdings Inc	2,500	42,725
Parkway Properties Inc	865	11,280
Pennsylvania Real Estate Investment Trust	2,300	12,834
Piper Jaffray Cos*	1,018	36,719
Portfolio Recovery Associates Inc*	1,000	35,970
Post Properties Inc	2,600	39,598
Presidential Life Corp	1,505	12,973
PrivateBancorp Inc	1,717	34,392
ProAssurance Corp*	2,196	99,281
Prosperity Bancshares Inc	2,700	75,762
PS Business Parks Inc	900	40,383
RLI Corp	1,092	51,171
S&T Bancorp Inc	1,500	22,410
Safety Insurance Group Inc	1,100	34,331
Selective Insurance Group	3,244	42,853
Senior Housing Properties Trust	7,500	125,625
Signature Bank*	2,300	62,215
South Financial Group Inc/The	4,800	9,120
Sovran Self Storage Inc	1,459	35,249
Sterling Bancorp	1,000	9,180
Sterling Bancshares Inc	4,445	28,181
Sterling Financial Corp	2,838	11,778
Stewart Information Services Corp	928	14,291
Stifel Financial Corp*	1,600	69,664
Susquehanna Bancshares Inc	5,663	40,434
SWS Group Inc	1,780	22,802
Tanger Factory Outlet Centers	2,100	67,956
Tompkins Financial Corp	400	19,340
Tower Group Inc	1,200	28,668
TradeStation Group Inc*	1,300	10,660
Trustco Bank Corp	5,018	28,302
UCBH Holdings Inc	7,234	11,213
UMB Financial Corp	2,100	84,273
Umpqua Holdings Corp	3,893	33,091
United Bankshares Inc	2,434	51,333
United Community Banks Inc*	2,650	20,538
United Fire & Casualty Co	1,500	26,115
Urstadt Biddle Properties Inc	1,400	18,522
Whitney Holding Corp	4,426	54,882
Wilshire Bancorp Inc	800	3,856
Wintrust Financial Corp	1,538	27,684
World Acceptance Corp*	952	19,069
Zenith National Insurance Corp	2,473	53,046
Total Financial		3,249,564

Industrial (19.06%)
AAR Corp*	2,578	37,897
Acuity Brands Inc	2,685	72,978
Advanced Energy Industries Inc*	2,153	20,346
Albany International Corp	1,699	22,682
AM Castle & Co	759	7,970
Analogic Corp	900	32,841
AO Smith Corp	1,508	45,225
Apogee Enterprises Inc	1,775	21,868
Applied Industrial Technologies Inc	2,236	46,442
Arkansas Best Corp	1,481	41,631
Astec Industries Inc*	1,314	40,235
Axsys Technologies Inc*	600	29,448
Baldor Electric Co	2,989	69,315
Barnes Group Inc	2,870	43,796
Bel Fuse Inc	579	7,817
Belden Inc	3,064	56,132
Benchmark Electronics Inc*	4,408	53,778
Brady Corp	3,344	82,864
Briggs & Stratton Corp	3,004	45,661
Bristow Group Inc*	1,861	58,863
C&D Technologies Inc*	1,187	2,125
CAE Inc	600	17,322
Calgon Carbon Corp*	3,600	41,508
Ceradyne Inc*	1,721	38,895
Checkpoint Systems Inc*	2,228	31,281
CLARCOR Inc	3,304	94,693
Cognex Corp	2,720	35,605
CTS Corp	1,721	9,930
Cubic Corp	971	37,044
Curtiss-Wright Corp	2,954	86,493
Cymer Inc*	2,086	57,907
Daktronics Inc	1,886	16,163
Darling International Inc*	4,900	37,093
Dionex Corp*	1,177	66,336
Drew Industries Inc*	1,200	17,220
Eagle Materials Inc	2,900	71,340
Electro Scientific Industries Inc*	1,841	16,495
EMCOR Group Inc*	4,304	96,711
EnPro Industries Inc*	1,100	19,371
Esterline Technologies Corp*	1,986	54,297
FARO Technologies Inc*	1,000	15,430
FEI Co*	2,405	52,333
Forward Air Corp	1,656	35,306
Gardner Denver Inc*	3,526	99,927
GenCorp Inc*	2,884	5,797
Gerber Scientific Inc*	1,029	3,324
Gibraltar Industries Inc	1,600	12,352
Greatbatch Inc*	1,517	31,341
Griffon Corp*	2,720	26,357
Heartland Express Inc	3,631	57,007
HUB Group Inc*	2,500	49,400
II-VI Inc*	1,500	36,000
Insituform Technologies Inc*	1,827	26,656
Intevac Inc*	1,100	8,272
Itron Inc*	2,270	132,432
John Bean Technologies Corp	1,600	24,064
Kaman Corp	1,548	24,536
Kaydon Corp	2,247	77,297
Keithley Instruments Inc	720	3,096
Kirby Corp*	3,516	118,208
Knight Transportation Inc	3,784	67,128
Landstar System Inc	3,458	131,404
Lawson Products Inc	456	5,107
Lennox International Inc	3,719	115,252
Lindsay Corp	749	23,863
Littelfuse Inc*	1,432	25,117
LoJack Corp*	1,100	3,652
Lydall Inc*	745	2,749
Magnetek Inc*	1,366	1,776
Methode Electronics Inc	2,454	14,331
Moog Inc*	2,802	66,968
Movado Group Inc	1,100	8,338
Mueller Industries Inc	2,395	52,618
Myers Industries Inc	1,536	15,514
NCI Building Systems Inc*	1,100	4,950
Newport Corp*	2,500	14,600
Old Dominion Freight Line Inc*	1,800	53,010
Orbital Sciences Corp*	3,900	57,408
Park Electrochemical Corp	1,318	25,424
Plexus Corp*	2,500	45,650
Quanex Building Products Corp	2,196	24,244
Regal-Beloit Corp	2,074	81,944
Robbins & Myers Inc	2,232	42,720
Rock-Tenn Co	2,517	96,602
Rogers Corp*	1,150	19,619
Simpson Manufacturing Co Inc	2,290	47,724
Sonic Solutions Inc*	1,173	2,053
Standex International Corp	564	5,742
Sturm Ruger & Co Inc	1,292	15,336
Technitrol Inc	2,470	8,670
Teledyne Technologies Inc*	2,366	77,770
Tetra Tech Inc*	3,868	99,292
Texas Industries Inc	1,686	57,375
Tredegar Corp	1,471	20,623
Triumph Group Inc	1,014	39,962
TTM Technologies Inc*	2,500	22,250
Universal Forest Products Inc	1,181	35,973
Valmont Industries Inc	1,124	77,118
Vicor Corp	1,051	5,717
Watts Water Technologies Inc	1,855	38,046
Woodward Governor Co	3,474	71,321
Total Industrial		4,149,713

Technology (9.41%)
Actel Corp*	1,718	19,379
Agilysys Inc	1,491	9,632
ATMI Inc*	2,001	32,476
Avid Technology Inc*	2,399	34,162
Blackbaud Inc	2,700	37,449
Brooks Automation Inc*	4,331	16,934
Cabot Microelectronics Corp*	1,500	41,925
CACI International Inc*	1,895	72,711
Catapult Communications Corp*	597	5,600
Ciber Inc*	2,938	9,431
Cohu Inc	1,484	13,727
Concur Technologies Inc*	2,800	82,600
CSG Systems International Inc*	2,100	28,917
Cypress Semiconductor Corp*	10,000	86,000
Digi International Inc*	1,689	14,627
Diodes Inc*	1,650	25,361
DSP Group Inc*	1,496	10,846
Eclipsys Corp*	3,600	53,100
Epicor Software Corp*	3,100	15,934
EPIQ Systems Inc*	2,381	36,263
Exar Corp*	2,852	18,424
Hittite Microwave Corp*	1,300	46,644
Hutchinson Technology Inc*	1,338	2,823
Informatica Corp*	5,800	94,714
Integral Systems Inc*	1,100	8,360
JDA Software Group Inc*	1,393	20,756
Kopin Corp*	3,225	12,707
Kulicke & Soffa Industries Inc*	2,607	12,018
Manhattan Associates Inc*	1,548	27,229
Mercury Computer Systems Inc*	1,010	7,615
Micrel Inc	3,300	24,255
Micros Systems Inc*	5,000	130,600
Microsemi Corp*	5,251	70,678
MKS Instruments Inc*	2,900	39,179
MTS Systems Corp	1,024	22,712
Omnicell Inc*	2,000	18,380
Pericom Semiconductor Corp*	1,192	11,264
Phase Forward Inc*	2,800	39,200
Phoenix Technologies Ltd*	1,166	3,253
Progress Software Corp*	2,749	61,633
Quality Systems Inc	1,200	59,916
Radiant Systems Inc*	1,286	9,709
Radisys Corp*	829	7,179
Rudolph Technologies Inc*	1,360	6,025
Skyworks Solutions Inc*	10,882	103,705
Smith Micro Software Inc*	900	8,784
SPSS Inc*	1,104	36,840
Standard Microsystems Corp*	1,264	23,308
Stratasys Inc*	1,200	12,552
Supertex Inc*	890	21,796
SYKES Enterprises Inc*	2,200	35,860
Synaptics Inc*	1,950	68,484
SYNNEX Corp*	700	18,116
Take-Two Interactive Software Inc	5,054	43,768
Taleo Corp*	2,000	31,000
THQ Inc*	4,085	26,267
TriQuint Semiconductor Inc*	8,500	37,825
Tyler Technologies Inc*	2,000	33,600
Ultratech Inc*	1,126	14,143
Varian Semiconductor Equipment Associates Inc*	4,815	113,248
Veeco Instruments Inc*	1,520	16,005
Total Technology		2,047,648

Utilities (4.49%)
Allete Inc	1,680	44,284
American States Water Co	1,045	32,760
Atmos Energy Corp	5,938	142,511
Avista Corp	3,283	52,002
Central Vermont Public Service Corp	573	9,259
CH Energy Group Inc	1,008	41,791
Cleco Corp	3,940	80,611
El Paso Electric Co*	2,842	37,627
Laclede Group Inc/The	1,463	45,469
New Jersey Resources Corp	2,721	90,527
Northwest Natural Gas Co	1,701	72,189
Piedmont Natural Gas Co Inc	4,820	109,220
South Jersey Industries Inc	2,000	66,759
Southern Union Fractional Shares^	15,000	0
Southwest Gas Corp	2,879	59,825
UIL Holdings Corp	1,540	31,923
Unisource Energy Corp	2,352	59,834
Total Utilities		976,591

Total Common Stock (Cost $25,727,787)		20,146,011

Short-Term Investments (6.89%)

United States Treasury Bills (6.89%)	Par Value
United States Treasury Bill 06/04/2009	$100,000	99,999
United States Treasury Bill 06/11/2009 (b)	1,000,000	999,975
United States Treasury Bill 07/30/2009	400,000	399,925
Total United States Treasury Bills		1,499,899

Total Short-Term Investments (Cost $1,499,869)		1,499,899

Total Investments (Cost $27,227,656) (a) (99.44%)		21,645,910
Other Net Assets (0.56%)		120,928
Net Assets (100.00%)		$21,766,838

* Non-Income Producing Security
^ Worthless Security

(a) Aggregate cost for federal income tax purpose is $27,227,656. At May 31, 2009, unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation		$3,194,607
Unrealized depreciation		(8,776,353)
Net unrealized appreciation (depreciation)		$(5,581,746)

(b) At May 31, 2009, certain United States Treasury Bills with a market value of $199,995 were pledged to cover margin requirements for future contracts.

(c) Futures contracts at May 31, 2009: Contracts - $100 times premium / delivery month / commitment

Russell 2000 Mini		Unrealized Appreciation
33 / Jun 09 / Long		$241,838

EQUITY INCOME FUND
PORTFOLIO OF INVESTMENTS, 5/31/2009
Common Stock (98.11%)

Basic Materials (3.67%)	Shares	Value

Chemicals (2.50%)
Praxair Inc	4,592	$336,134
Sherwin-Williams Co/The	1,746	92,189
		428,323

Iron / Steel (0.79%)
United States Steel Corp	4,000	136,320

Mining (0.38%)
Alcoa Inc	7,050	65,001

Total Basic Materials		629,644

Communications (5.38%)

Media (2.31%)
McGraw-Hill Cos Inc/The	13,178	396,526

Telecommunications (3.07%)
AT&T Inc	21,244	526,639

Total Communications		923,165

Consumer, Cyclical (11.78%)

Auto Manufacturers (1.16%)
Ford Motor Co*	34,500	198,375

Retail (10.62%)
McDonald's Corp	6,968	411,042
Ross Stores Inc	3,692	144,579
Starbucks Corp*	54,700	787,133
TJX Cos Inc	7,050	208,046
Target Corp	6,939	272,703
		1,823,503

Total Consumer, Cyclical		2,021,878

Consumer, Non-Cyclical (30.30%)

Agriculture (5.50%)
Altria Group Inc	22,500	384,525
Philip Morris International Inc	7,500	319,800
Reynolds American Inc	5,992	239,500
		943,825

Beverages (4.15%)
Coca-Cola Co/The	14,500	712,820
		712,820

Commercial Services (3.63%)
Lender Processing Services Inc	10,211	296,630
Moody's Corp	5,092	139,470
Western Union Co/The	10,609	187,037
		623,137

Cosmetics / Personal Care (1.17%)
Procter & Gamble Co/The	3,880	201,527

Food (2.41%)
Kraft Foods Inc	4,384	114,466
Safeway Inc	8,000	162,080
Sara Lee Corp	15,200	136,648
		413,194

Healthcare-Products (3.82%)
Baxter International Inc	12,811	655,795

Healthcare-Services (6.26%)
Aetna Inc	8,584	229,880
Healthsouth Corp*	40,000	473,600
WellPoint Inc*	8,000	372,560
		1,076,040

Household Products / Wares (0.44%)
Fortune Brands Inc	2,146	75,131

Pharmaceuticals (2.92%)
AmerisourceBergen Corp	6,906	256,213
Merck & Co Inc	1,200	33,096
Pfizer Inc	13,900	211,141
		500,450

Total Consumer, Non-Cyclical		5,201,919

Energy (11.16%)

Oil & Gas (10.53%)
Apache Corp	1,126	94,877
Chevron Corp	3,840	256,013
ConocoPhillips	5,348	245,152
Devon Energy Corp	3,852	243,600
ENSCO International Inc	4,170	162,171
Exxon Mobil Corp	7,736	536,492
Valero Energy Corp	12,000	268,440
		1,806,745

Oil & Gas Services (0.63%)
Baker Hughes Inc	2,780	108,587

Total Energy		1,915,332

Financial (16.85%)

Banks (5.53%)
Wells Fargo & Co	29,494	752,097
US Bancorp	10,300	197,760
		949,857

Diversified Financial Services (7.78%)
Franklin Resources Inc	4,100	274,085
JPMorgan Chase & Co	11,500	424,350
Morgan Stanley	21,000	636,720
		1,335,155

Insurance (3.54%)
Arthur J Gallagher & Co	7,700	161,315
MetLife Inc	7,328	230,832
StanCorp Financial Group Inc	6,950	215,589
		607,736

Total Financial		2,892,748

Industrial (6.73%)

Machinery - Construction & Mining (3.16%)
Caterpillar Inc	15,292	542,254

Metal Fabricate / Hardware (0.85%)
Worthington Industries Inc	10,400	145,496

Miscellaneous Manufacturing (1.98%)
3M Co	3,212	183,405
ITT Corp	2,634	108,468
Leggett & Platt Inc	3,325	48,811
		340,684

Transportation (0.74)%
Tidewater Inc	2,680	127,756

Total Industrial		1,156,190

Technology (7.48%)

Computers (2.23%)
Dell Inc*	12,249	141,843
Hewlett-Packard Co	7,050	242,168
		384,011

Semiconductors (3.01%)
Intel Corp	32,863	516,606

Software (2.24%)
Microsoft Corp	18,373	383,812

Total Technology		1,284,429

Utilities (4.76%)

Electric (4.76%)
Consolidated Edison Inc	7,700	273,042
Duke Energy Corp	9,200	130,180
Entergy Corp	2,146	160,006
Exelon Corp	3,846	184,646
Progress Energy Inc	1,979	70,274
Total Utilities		818,148

Total Common Stock (Cost $17,094,756)		16,843,453

Short-Term Investments (1.75%)

United States Treasury Bills (1.75%)	Par Value
United States Treasury Bill 07/30/2009	$300,000	299,944
Total United States Treasury Bills		299,944

Total Short-Term Investments (Cost $299,922)		299,944

Total Investments (Cost $17,394,678) (a) (99.86%)		17,143,397
Other Net Assets (0.14%)		24,694
Net Assets (100.00%)		$17,168,091

* Non-Income Producing Security

(a) Aggregate cost for federal income tax purpose is $17,400,895. At May 31, 2009, unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation		$2,866,426
Unrealized depreciation		(3,123,924)
Net unrealized appreciation (depreciation)		$(257,498)

EUROPEAN GROWTH AND INCOME FUND
PORTFOLIO OF INVESTMENTS, 5/31/2009
Common Stock (93.87%)

Basic Materials (8.96%)	Shares	Value

Chemicals (2.16%)
Arkema SA ADR	148	$4,048
BASF SE ADR	3,488	147,542
Bayer AG ADR	1,515	86,355
		237,945

Iron/Steel (1.12%)
ArcelorMittal ADR	3,700	122,766
		122,766

Mining (5.68%)
Anglo American PLC ADR	12,020	172,487
BHP Billiton Ltd ADR	4,500	253,080
Rio Tinto PLC ADR	1,100	199,584
		625,151

Total Basic Materials		985,862

Communications (14.57%)

Telecommunications (14.57%)
Alcatel-Lucent ADR*	1,772	4,501
BT Group PLC ADR	3,160	44,714
Deutsche Telekom AG ADR	11,525	131,961
France Telecom SA ADR	7,700	179,718
Nokia OYJ ADR	15,928	243,698
Telecom Italia SpA ADR	2,947	41,612
Telefonaktiebolaget LM Ericsson ADR	12,888	119,987
Telefonica SA ADR	6,165	400,232
Vodafone Group PLC ADR	23,233	437,245
Total Communications		1,603,668

Consumer, Cyclical (1.28%)

Auto Manufacturers (1.28%)
Daimler AG	3,835	140,783

Total Consumer, Cyclical		140,783

Consumer, Non-Cyclical (20.35%)

Beverages (1.36%)
Diageo PLC ADR	2,735	149,222

Cosmetics / Personal Care (0.58%)
L'Oreal SA ADR	4,005	63,279

Food (5.52%)
Nestle SA ADR	12,412	452,666
Unilever NV ADR	6,508	155,802
		608,468

Pharmaceuticals (12.89%)
AstraZeneca PLC ADR	6,098	254,409
GlaxoSmithKline PLC ADR	11,988	404,115
Novartis AG ADR	10,757	430,495
Roche Holding AG ADR	9,632	329,800
		1,418,819

Total Consumer, Non-Cyclical		2,239,788

Energy (17.62%)

Oil & Gas (17.62%)
BP PLC ADR	12,876	637,362
ENI SpA ADR	5,132	248,799
Royal Dutch Shell A PLC ADR	7,220	389,230
Royal Dutch Shell B PLC ADR	3,435	187,482
Total SA ADR	8,258	476,074
Total Energy		1,938,947

Financial (23.20%)

Banks (18.58%)
Banco Bilbao Vizcaya Argentaria SA ADR	14,915	182,858
Banco Santander SA ADR	36,958	396,929
Barclays PLC ADR	8,751	168,982
BNP Paribas ADR	5,452	189,021
Credit Suisse Group AG ADR	4,053	181,696
Deutsche Bank AG	2,096	141,711
HSBC Holdings PLC ADR	11,565	525,745
Lloyds Banking Group PLC ADR	5,796	31,704
Royal Bank of Scotland Group PLC ADR*	3,800	48,184
UBS AG*	11,792	177,234
		2,044,064

Insurance (4.62%)
Aegon NV ADR	3,110	19,500
Allianz SE ADR	18,157	179,573
AXA SA ADR	6,984	131,648
ING Groep NV ADR	8,732	92,734
Prudential PLC ADR	2,089	29,392
Swiss Reinsurance ADR	960	31,344
Zurich Financial Services AG ADR	1,265	23,744
		507,935

Total Financial		2,551,999

Industrial (2.88%)

Electronics (0.72%)
Koninklijke Philips Electronics NV ADR	4,184	79,287

Miscellaneous Manufacturing (2.16%)
Siemens AG ADR	3,235	237,578

Total Industrial		316,865

Technology (1.44%)

Software (1.44%)
SAP AG ADR	3,667	158,964

Total Technology		158,964

Utilities (3.57%)

Electric (2.24%)
E.ON AG ADR	6,935	246,054

Gas (1.33%)
GDF Suez ADR	3,758	146,749

Total Utilities		392,803

Total Common Stock (Cost $12,692,255)		10,329,679

Short-Term Investments (5.45%)

United States Treasury Bills (5.45%)	Par Value
United States Treasury Bill 06/04/2009	200,000	199,996
United States Treasury Bill 06/11/2009	200,000	199,989
United States Treasury Bill 07/30/2009	200,000	199,962
Total United States Treasury Bills		599,947

Total Short-Term Investments (Cost $599,933)		599,947

Total Investments (Cost $13,292,188) (a) (99.32%)		10,929,626
Other Net Assets (0.68%)		75,001
Net Assets (100.00%)		$11,004,627

* Non-Income Producing Security

(a) Aggregate cost for federal income tax purpose is $13,292,748. At May 31, 2009, unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation		$1,065,006
Unrealized depreciation		(3,428,128)
Net unrealized appreciation (depreciation)		$(2,363,122)

NASDAQ 100 INDEX FUND
PORTFOLIO OF INVESTMENTS, 5/31/2009
Common Stock (93.74%)

Basic Materials (0.70%)	Shares	Value
Sigma-Aldrich Corp	1,436	$69,589
Steel Dynamics Inc	2,400	35,856
Total Basic Materials		105,445

Communications (25.16%)
Akamai Technologies Inc*	1,800	40,068
Amazon.com Inc*	3,090	240,989
Baidu Inc ADR*	300	79,185
Cisco Systems Inc*	22,650	419,025
Comcast Corp	15,675	215,845
DIRECTV Group Inc/The*	8,045	181,013
DISH Network Corp*	2,514	41,230
eBay Inc*	10,393	183,125
Expedia Inc*	3,216	55,669
Google Inc*	1,587	662,144
IAC/InterActiveCorp*	1,701	27,488
Juniper Networks Inc*	3,939	97,411
Liberty Global Inc*	1,556	21,504
Liberty Media Corp - Interactive*	6,500	38,090
Millicom International Cellular SA*	1,100	66,770
News Corp	15,413	150,739
NII Holdings Inc*	1,993	40,777
QUALCOMM Inc	21,607	941,849
Symantec Corp*	9,324	145,361
VeriSign Inc*	1,969	46,094
Yahoo! Inc*	7,488	118,610
Total Communications		3,812,986

Consumer, Cyclical (7.01%)
Bed Bath & Beyond Inc*	3,793	106,621
Cintas Corp	2,196	51,145
Costco Wholesale Corp	2,478	120,233
Fastenal Co	1,708	56,740
O'Reilly Automotive Inc*	1,461	52,669
PACCAR Inc	4,416	131,818
Ross Stores Inc	1,421	55,646
Ryanair Holdings PLC ADR*	1,300	37,856
Sears Holdings Corp*	1,385	78,737
Staples Inc	5,531	113,109
Starbucks Corp*	11,806	169,888
Urban Outfitters Inc*	1,802	36,797
Wynn Resorts Ltd*	1,400	51,884
Total Consumer, Cyclical		1,063,143

Consumer, Non-Cyclical (17.93%)
Amgen Inc*	5,234	261,386
Apollo Group Inc*	1,751	103,484
Automatic Data Processing Inc	3,875	147,289
Biogen Idec Inc*	3,654	189,241
Celgene Corp*	4,948	209,004
Cephalon Inc*	800	46,648
DENTSPLY International Inc	1,688	49,391
Express Scripts Inc*	2,400	153,720
Genzyme Corp*	3,694	218,463
Gilead Sciences Inc*	9,744	419,966
Hansen Natural Corp*	1,100	40,348
Henry Schein Inc*	1,000	45,540
Hologic Inc*	3,000	38,010
Illumina Inc*	1,290	47,356
Intuitive Surgical Inc*	400	59,872
Life Technologies Corp*	1,910	74,070
Patterson Cos Inc*	1,604	33,026
Paychex Inc	3,718	101,762
Pharmaceutical Product Development Inc	1,244	24,917
Teva Pharmaceutical Industries Ltd ADR	7,776	360,495
Vertex Pharmaceuticals Inc*	1,957	58,338
Warner Chilcott Ltd*	2,719	35,782
Total Consumer, Non-Cyclical		2,718,108

Energy (0.97%)
First Solar Inc*	776	147,440
Total Energy		147,440

Industrial (3.22%)
CH Robinson Worldwide Inc	1,946	98,896
Expeditors International of Washington Inc	2,400	78,744
Flextronics International Ltd*	9,539	37,774
FLIR Systems Inc*	1,650	37,059
Foster Wheeler AG*	1,800	47,736
Garmin Ltd	2,380	49,694
JB Hunt Transport Services Inc	1,368	42,039
Joy Global Inc	1,200	41,364
Stericycle Inc*	1,100	54,978
Total Industrial		488,284

Technology (38.75%)
Activision Blizzard Inc*	12,678	153,150
Adobe Systems Inc*	5,580	157,244
Altera Corp	4,480	76,250
Apple Inc*	13,491	1,832,213
Applied Materials Inc	7,467	84,078
Autodesk Inc*	2,800	60,088
Broadcom Corp*	4,222	107,577
CA Inc	5,413	94,457
Check Point Software Technologies*	2,506	58,515
Citrix Systems Inc*	2,599	81,635
Cognizant Technology Solutions Corp*	3,300	83,127
Dell Inc*	7,769	89,965
Electronic Arts Inc*	3,704	85,155
Fiserv Inc*	2,119	89,761
Infosys Technologies Ltd ADR	1,300	44,954
Intel Corp	21,154	332,541
Intuit Inc*	4,395	119,632
KLA-Tencor Corp	2,582	69,714
Lam Research Corp*	1,471	38,525
Linear Technology Corp	3,449	80,741
Logitech International SA*	2,100	29,463
Marvell Technology Group Ltd*	6,590	75,324
Maxim Integrated Products Inc	3,250	52,748
Microchip Technology Inc	1,644	35,461
Microsoft Corp	33,234	694,258
NetApp Inc*	4,214	82,173
Nvidia Corp*	6,297	65,678
Oracle Corp	22,853	447,690
Research In Motion Ltd*	6,150	483,636
Seagate Technology	5,319	46,328
Sun Microsystems Inc*	4,209	37,881
Xilinx Inc	3,949	81,901
Total Technology		5,871,863

Total Common Stock (Cost $14,151,467)		14,207,269

Short-Term Investments (5.94%)

United States Treasury Bills (5.94%)	Par Value
United States Treasury Bill 06/04/2009	$300,000	299,996
United States Treasury Bill 06/11/2009 (b)	200,000	199,989
United States Treasury Bill 07/30/2009	400,000	399,925
Total United States Treasury Bills		899,910

Total Short-Term Investments (Cost $899,881)		899,910

Total Investments (Cost $15,051,348) (a) (99.68%)		15,107,179
Other Net Assets (0.32%)		48,872
Net Assets (100.00%)		$15,156,051

* Non-Income Producing Security

(a) Aggregate cost for federal income tax purpose is $15,052,583. At May 31, 2009, unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation		$3,572,127
Unrealized depreciation		(3,517,531)
Net unrealized appreciation (depreciation)		$54,596

(b) At May 31, 2009, certain United States Treasury Bills with a market value of $199,989 were pledged to cover margin requirements for future contracts.

(c) Futures contracts at May 31, 2009: Contracts - $100 times premium / delivery month / commitment

Nasdaq-100 Index		Unrealized Appreciation
6 / Jun 09 / Long		$114,571

Item 2. Controls and Procedures.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), the disclosure controls and procedures as of a date within 90 days prior to the filing date of this Form N-Q (the "Report"), are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer. Based on such evaluation, the Registrant's Principal Executive Officer and Principal Financial Officer have determined that the disclosure controls and procedures are effective.

(b) There were no significant changes in the Registrant's internal controls over financial reporting or in other factors that could significantly affect these controls subsequent to the date of their evaluation, in connection with the preparations of this Quarterly Schedule of Portfolio of Investments.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

California Investment Trust

By /s/ Stephen C. Rogers
Stephen C. Rogers,
President (as Principal Executive Officer)

Date July 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Stephen C. Rogers
Stephen C. Rogers,
President (as Principal Executive Officer)

Date July 27, 2009

By /s/ Christopher P. Browne
Christopher P. Browne
Treasurer (as Principal Financial Officer)

Date July 27, 2009